UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

Short-Term Investment Securities — 100.0%
BANK NOTES — 3.7%
Bank of America NA 5.45% due 02/22/08*	$250,000	$250,000
National City Bank of Cleveland 5.78% due 03/13/08	250,000	249,999

TOTAL BANK NOTES (amortized cost $499,999)		499,999

BANKERS’ ACCEPTANCES — 2.9%
JPMorgan Chase Bank 5.37% due 10/22/07 (amortized cost $399,772)	401,000	399,772

CERTIFICATES OF DEPOSIT — 11.5%
American Express Centurion Bank 5.61% due 01/18/08(2)	250,000	250,014
BNP Paribas 5.31% due 10/10/07	200,000	200,000
Calyon 5.37% due 02/19/08	200,000	200,000
Credit Suisse New York 5.32% due 05/27/08	250,000	250,000
Credit Suisse New York 5.37% due 06/04/08	100,000	100,000
Permanent Master Issuer PLC Series 2006-1, Class 1A 5.73% due 10/17/07(1)(2)	170,000	170,000
Royal Bank of Scotland 5.44% due 03/13/08	250,000	250,000
Societe Generale New York 5.29% due 10/23/07(2)	150,000	150,000

TOTAL CERTIFICATES OF DEPOSIT (amortized cost $1,570,014)		1,570,014

COMMERCIAL PAPER — 59.9%
AstraZeneca PLC 5.50% due 10/09/07*	400,000	399,520
Bank of Ireland / Governor & Co. 5.17% due 10/12/07*	200,000	199,684
Bank of New York 5.38% due 05/02/08	325,000	325,072
Barclays Bank PLC 5.51% due 10/16/07	400,000	400,000
Cargill Global Fund PLC 5.54% due 10/15/07*	400,000	399,183
Coca Cola Co. 4.72% due 11/19/07	400,000	397,430
Deutsche Bank AG NY 5.31% due 10/10/07	200,000	200,000
Fortis Banque Luxemburg 5.04% due 11/09/07	200,000	198,881
General Electric Capital Corp. 5.24% due 11/29/07	300,000	297,424
HBOS Treasury Services PLC 5.31% due 10/16/07	150,000	150,000
Massachusetts Mutual Life 4.85% due 10/17/07*	412,000	411,112
Merrill Lynch & Co., Inc. 5.26% due 11/21/07	320,000	317,625
MetLife Funding, Inc. 4.76% due 10/15/07	265,000	264,474
Nestle Capital Corp. 5.10% due 12/12/07*	400,000	396,256
New York Life Corp. 5.10% due 10/12/07	360,000	359,447
Northern Rock PLC 5.27% due 10/31/07*	250,000	248,899
Pitney Bowes, Inc. 4.73% due 10/18/07*	400,000	399,107
Procter & Gamble International Funding 5.28% due 10/04/07*	400,000	399,825
Prudential Funding LLC 5.20% due 12/12/07	400,000	396,000
Rabobank USA Financial Corp. 5.13% due 10/19/07	400,000	399,040
Societe General North America 5.04% due 11/09/07	150,000	149,160
Sysco Corp. 5.32% due 12/13/07*	300,000	297,098
Total Fina Elf Capital 5.30% due 10/05/07*	385,000	384,775
UBS Finance LLC 5.06% due 10/18/07	415,000	413,950
Westpac Banking Corp. 5.17% due 11/14/07*	400,000	397,507

TOTAL COMMERCIAL PAPER (amortized cost $8,201,469)		8,201,469

MEDIUM TERM NOTES — 8.5%
American Honda Finance Corp. 5.58% due 05/12/08*(2)	250,000	250,120
Berkshire Hathaway Finance Corp. 5.59% due 05/16/08(2)	125,000	125,076
Citigroup Global Markets Holdings, Inc. 5.76% due 03/07/08 (2)	300,000	300,081
Holmes Master Issuer PLC Series 2007-1, Class 1A1 5.73% due 03/15/08(1)(2)	146,000	146,000
Pendeford Master Issuer PLC Series 2007-1A, Class 1A 5.80% due 02/12/08(1)(2)	240,000	240,000
Toyota Motor Credit Corp. 5.53% due 10/12/07	100,000	100,000

TOTAL MEDIUM TERM NOTES (amortized cost $1,161,277)		1,161,277

U.S. GOVERNMENT AGENCIES — 13.5%
Federal Home Loan Bank 4.76% due 02/06/08	300,000	294,837
Federal Home Loan Mtg.
4.70% due 02/19/08	250,000	245,369
4.70% due 11/19/07	725,000	720,263

Federal National Mtg. Assoc. 4.76% due 02/06/08	600,000	589,760

TOTAL U.S. GOVERNMENT AGENCIES (amortized cost $1,850,229)		1,850,229

TOTAL SHORT-TERM INVESTMENT SECURITIES — 100.0% (amortized cost $13,682,760)		13,682,760

REPURCHASE AGREEMENT — 0.5%
UBS Securities, LLC, Joint Repurchase Agreement (3) (cost $75,000)	75,000	75,000

TOTAL INVESTMENTS — (amortized cost $13,757,760) (4)	100.5%	13,757,760
Liabilities in excess of other assets	(0.5)	(72,328)

NET ASSETS	100.0%	$13,685,432

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $4,433,086 representing 32.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Collateralized Mortgage Obligation

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(3)	See Note 2 for details of Joint Repurchase Agreements.

(4)	See Note 3 for cost of investments on a tax basis.

Industry Allocation
Commercial Banks	23.7%
U.S. Government Agencies	13.5
Special Purpose Entity	11.8
Insurance	9.4
Finance-Investment Banker/Broker	9.0
Finance-Other Services	6.5
Diversified Financial Services	5.1
Super Regional Banks	4.7
Beverages-Non-Alcoholic	2.9
Medical-Drugs	2.9
Office Automation and Equipment	2.9
Oil Companies Integrated	2.8
Finance-Auto Loans	2.6
Food-Wholesale Distribution	2.2
Repurchase Agreements	0.5

100.5%

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT & QUALITY BOND PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

Asset Backed Securities — 16.3%
DIVERSIFIED FINANCIAL SERVICES — 16.3%
Advanta Business Card Master Trust Series 2006-A7, Class A7 5.52% due 10/20/12(1)	$3,405,000	$3,389,316
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/17(2)	5,015,000	4,950,777
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.93% due 05/10/45(2)(3)	7,000,000	7,134,545
Bear Stearns Adjustable Rate Mtg. Trust Series 2005-3, Class 2A1 5.08% due 06/25/35(3)(4)	3,196,974	3,162,341
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW14, Class AM 5.24% due 12/01/38(2)	1,465,000	1,391,369
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)	5,000,000	4,840,722
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	5,000,000	4,867,608
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	2,470,000	2,378,684
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41(2)	4,745,000	4,747,971
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.63% due 03/11/39(2)(3)	3,870,000	3,837,345
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	5,000,000	4,818,261
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,232,848
Citibank Credit Card Issuance Trust Series 2007 A8 Cl A8 5.70% due 09/20/19	4,975,000	4,929,388
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(2)(3)	4,700,000	4,657,290
Commercial Mortgage Pass Through Certs. Pass Through Certificates Series 2005-C6, Class A5A 5.12% due 06/10/44(2)(3)	4,650,000	4,544,215
Commercial Mtg. Pass Through Certificates, Series 2006-C7, Class A4 5.77% due 06/10/46(2)(3)	9,500,000	9,703,591
Connecticut RRB Special Purpose Trust CL&P-1 A5 Series 2001-1, Class A5 6.21% due 12/30/11	3,000,000	3,101,850
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-22, Class 2A1 5.26% due 11/25/35(1)(4)	956,487	952,884
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.61% due 02/15/39(2)(3)	4,200,000	4,212,936
Credit Suisse Mtg. Capital Certificates, Series 2006-C4, Class A3 5.47% due 09/15/39(2)	2,695,000	2,686,158
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	5,000,000	4,675,902
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	1,385,000	1,383,077
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	1,775,000	1,765,324
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)(3)	4,650,000	4,583,389
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 01/10/17(2)	2,005,000	1,988,397
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(3)	4,500,000	4,515,544
GSR Mtg. Loan Trust Series 2006-AR1, Class 3A1 5.40% due 01/25/36(1)(4)	3,094,343	3,085,111
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,007,095
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	3,400,000	3,404,354
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(2)(3)	4,700,000	4,690,217
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(3)	4,500,000	4,338,853
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(2)(3)	2,930,000	2,910,773
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	5,000,000	4,931,251
JP Morgan Mtg. Trust Series 2005-A7, Class 1A4 5.00% due 10/25/35(3)(4)	4,356,575	4,352,031

LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A4 4.95% due 09/15/40(2)	4,700,000	4,544,793
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	736,581	730,922
MBNA Credit Card Master Note Trust Series 2003-A11, Class A11 3.65% due 03/15/11	2,335,000	2,299,364
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,153,550
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)(3)	4,700,000	4,572,265
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A 5.23% due 09/15/42(2)(3)	4,455,000	4,381,157
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)(3)	2,215,000	2,185,659
Morgan Stanley Capital I, Series 2007-T25, Class A3 5.51% due 11/12/49(2)(3)	5,000,000	4,969,708
Nissan Auto Lease Trust Series 2006-A, Class A3 5.11% due 03/15/10	3,000,000	3,002,343
Residential Accredit Loans, Inc. Series 2005-QA2, Class NB2 5.26% due 02/25/35(3)(4)	2,779,721	2,778,164
Susquehanna Auto Lease Trust Series 2006-1, Class A3 5.21% due 03/16/09*	2,040,000	2,034,880
Toyota Auto Receivables Owners Trust Series 2003-B, Class A4 2.79% due 01/15/10	600,229	595,258
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42(2)(3)	4,650,000	4,546,242
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.53% due 04/25/36(1)(4)	3,645,542	3,634,416
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR10, Class 4A1 5.56% due 07/25/36(1)(4)	4,241,753	4,220,397
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(1)(4)	2,479,150	2,442,234

Total Asset Backed Securities (cost $183,167,668)		182,262,769

Corporate Bonds & Notes — 12.2%
AIRLINES — 0.3%
Southwest Airlines Co. Pass Through Certificates Series 2007-1 6.15% due 08/01/22	2,805,000	2,808,506

BANKS-COMMERCIAL — 0.0%
US Bancorp Sub. Debentures 7.50% due 06/01/26	400,000	454,197

BANKS-FIDUCIARY — 0.4%
The Bank of New York Mellon, Inc. Senior Notes 5.13% due 11/01/11	5,000,000	4,984,980

BANKS-MONEY CENTER — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,056,853

BANKS-SUPER REGIONAL — 0.7%
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	5,180,460
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	2,940,153

		8,120,613

COMPUTERS — 0.4%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,021,220

DIVERSIFIED FINANCIAL SERVICES — 0.8%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	2,996,256
General Electric Capital Corp. Notes 6.75% due 03/15/32	5,000,000	5,504,865

		8,501,121

ELECTRIC-INTEGRATED — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,716,312

FINANCE-CONSUMER LOANS — 0.7%
Household Finance Corp. Notes 6.38% due 10/15/11	5,000,000	5,163,625
John Deere Capital Corp. 4.88% due 10/15/10	2,625,000	2,610,654

		7,774,279

FINANCE-INVESTMENT BANKER/BROKER — 1.6%
Citicorp Sub. Notes Series C 6.75% due 10/15/07	4,000,000	4,001,692

Credit Suisse First Boston USA, Inc. Notes 4.88% due 01/15/15	2,435,000	2,320,747
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,425,623
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,384,284
Morgan Stanley Notes 5.45% due 01/09/17	5,000,000	4,821,455

		17,953,801

FINANCE-LEASING COMPANY — 0.3%
Boeing Capital Corp. Senior Notes 4.75% due 08/25/08	2,995,000	2,992,811

FINANCIAL GUARANTEE INSURANCE — 0.2%
Ambac Financial Group, Inc. Debentures 5.95% due 12/05/35	2,425,000	2,129,407

INSURANCE-LIFE/HEALTH — 0.2%
Prudential Financial,Inc. Senior Notes 5.50% due 03/15/16	2,800,000	2,736,541

INSURANCE-MULTI-LINE — 1.2%
General Reinsurance Corp. Debentures 9.00% due 09/12/09	5,000,000	5,407,745
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	5,000,000	4,793,130
MetLife, Inc. Senior Bonds 5.00% due 06/15/15	3,300,000	3,146,115

		13,346,990

INSURANCE-PROPERTY/CASUALTY — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,221,078

MEDICAL-DRUGS — 0.4%
Merck & Co., Inc. Notes 5.13% due 11/15/11	4,000,000	4,030,388

MEDICAL-HMO — 0.3%
UnitedHealth Group Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,851,668

SCHOOLS — 1.0%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,282,901
Stanford University Debentures. 6.88% due 02/01/24	5,000,000	5,647,050

		10,929,951

SPECIAL PURPOSE ENTITIES — 1.0%
John Hancock Funds Notes 7.38% due 02/15/24*	5,000,000	5,577,320
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	648,615
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,940,350	4,854,038

		11,079,973

TELECOM SERVICES — 0.5%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	430,000	436,918
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,330,380

		5,767,298

TELEPHONE-INTEGRATED — 0.8%
AT&T Inc. Notes 6.45% due 06/15/34	3,040,000	3,083,198
AT&T Inc. Notes 6.80% due 05/15/36	950,000	1,016,756
BellSouth Corp. Bonds 6.55% due 06/15/34	4,865,000	4,964,757

		9,064,711

TRANSPORT-SERVICES — 0.9%
Federal Express Corp. Pass Through Certificates Series 981A, Class A 6.72% due 01/15/22	3,800,482	3,982,905
United Parcel Service, Inc. Debentures Series MTNA 8.38% due 04/01/20	5,000,000	6,273,505

		10,256,410

Total Corporate Bonds & Notes (cost $135,338,362)		136,799,108

Foreign Corporate Bonds & Notes — 1.6%
AIRPORT DEVELOPMENT/MAINTENANCE — 0.4%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	3,666,220	3,742,220

DIVERSIFIED MANUFACTURING OPERATIONS — 0.4%
Siemens Financieringsmat NV Notes 5.75% due 10/17/16*	4,725,000	4,764,936

ELECTRIC-DISTRIBUTION — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	3,877,446

ELECTRIC-GENERATION — 0.1%
Abu Dhabi National Energy Co. Notes 5.88% due 10/27/16*	1,385,000	1,380,702

INSURANCE-MULTI-LINE — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	3,570,441

Total Foreign Corporate Bonds & Notes (cost $16,163,615)		17,335,745

Municipal Bonds & Notes — 1.6%
U.S. MUNICIPAL BONDS & NOTES — 1.6%
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,559,380
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,680,478
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,551,584
Sonoma County, California Pension Obligation Series A 3.24% due 12/01/08	3,730,000	3,665,284
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,531,450

Total Municipal Bonds & Notes (cost $18,693,508)		17,988,176

U.S. Government Agencies — 59.0%
FEDERAL FARM CREDIT BANK — 2.2%
4.88% due 01/14/11*	24,800,000	25,068,436

FEDERAL HOME LOAN BANK — 1.0%
4.88% due 11/18/11	11,375,000	11,497,600

FEDERAL HOME LOAN MTG. CORP. — 12.2%
4.50% due 08/01/35	902,325	838,388
4.50% due 09/01/35	85,091	79,062
4.50% due 10/01/35	3,864,389	3,590,565
4.50% due 12/01/35	3,816,149	3,545,744
5.00% due 09/01/35	1,685,891	1,610,766
5.00% due 10/01/35	7,768,284	7,422,339
5.00% due 11/01/35	18,141,773	17,333,807
5.00% due 12/01/35	2,112,418	2,018,322
5.00% due 02/01/36	481,572	459,716
5.00% due 05/01/36	274,433	262,470
5.00% due 06/01/36	244,150	233,271
6.00% due 06/01/34	104,571	104,921
6.00% due 08/01/35	583,466	584,629
6.00% due 01/01/36	86,396	86,569
6.00% due 06/01/36	9,440,306	9,461,486
6.00% due 08/01/36	4,004,578	4,010,058
6.00% due 09/01/36	17,348,712	17,372,452
6.00% due 10/01/36	3,839,604	3,852,000
6.00% due 11/01/36	892,974	894,196
6.00% due 12/01/36	10,779,666	10,794,416
6.00% due Oct TBA	45,000,000	45,056,250
7.50% due 05/01/27	8,052	8,447
14.75% due 03/01/10	3,800	4,242
Federal Home Loan Mtg. Corp. REMIC Series 2630, Class KN 2.50% due 04/15/13(4)	7,411,495	7,321,376

		136,945,492

FEDERAL NATIONAL MTG. ASSOC. — 20.8%
4.50% due 08/01/35	4,620,033	4,288,448
4.50% due 09/01/35	13,326,032	12,369,609
4.50% due 12/01/35	52,171	48,427
5.00% due 01/01/17	167,511	164,854
5.00% due 02/01/17	66,817	65,757
5.00% due 10/01/17	7,160,224	7,044,843
5.00% due 11/01/17	1,022,327	1,005,854
5.00% due 12/01/17	530,843	522,289
5.00% due 01/01/18	1,242,217	1,222,200
5.00% due 02/01/18	2,714,358	2,668,834
5.00% due 05/01/18	209,891	206,318
5.00% due 06/01/18	24,186,458	23,775,073
5.00% due 09/01/18	474,657	466,627
5.00% due 10/01/18	2,468,413	2,426,397
5.00% due 11/01/18	1,628,747	1,601,024
5.00% due 12/01/18	7,116,864	6,995,721
5.00% due 01/01/19	3,194,126	3,139,770
5.00% due 02/01/19	5,372,179	5,277,599
5.00% due 03/01/19	7,345,017	7,213,333
5.00% due 04/01/19	6,725,797	6,605,808
5.00% due 05/01/19	6,220,186	6,108,482
5.00% due 06/01/19	4,484,333	4,403,617
5.00% due 09/01/19	432,881	425,089
5.00% due 10/01/19	1,454,258	1,428,083
5.00% due 11/01/19	1,930,268	1,895,524
5.00% due 12/01/19	2,744,213	2,694,820
5.00% due 06/01/33	101,401	97,068
5.00% due 07/01/33	2,309,337	2,210,653
5.00% due 11/01/33	780,079	746,744
5.00% due 03/01/34	5,240,778	5,016,825
5.00% due 05/01/34	1,443,885	1,380,941
5.00% due 06/01/34	806,000	770,864
5.00% due 09/01/34	3,311,061	3,166,722
5.00% due 07/01/35	8,458,882	8,081,947
5.00% due 08/01/35	7,381,220	7,052,307
5.00% due 09/01/35	4,887,768	4,669,965
5.00% due 10/01/35	2,989,259	2,856,055
5.00% due Oct TBA	27,785,000	26,499,944
5.50% due 08/01/35	6,262,251	6,141,224
5.50% due 10/01/35	1,437,691	1,409,905
5.50% due 11/01/35	3,286,675	3,223,156
5.50% due 12/01/35	224,580	220,239
5.50% due 04/01/36	25,282	24,793
5.50% due 10/01/36	8,756,355	8,578,335
5.50% due 11/01/36	1,997,659	1,957,045
5.50% due 01/01/37	1,991,000	1,950,522
5.50% due 02/01/37	27,214	26,656

5.50% due 03/01/37	254,442	249,225
5.50% due 04/01/37	6,035,701	5,911,956
5.50% due 05/01/37	1,205,867	1,181,144
5.50% due 06/01/37	27,546	26,981
5.50% due 07/01/37	1,027,800	1,006,728
5.50% due 08/01/37	7,592,834	7,437,164
6.00% due 06/01/35	231,804	232,653
6.00% due 09/01/35	370,440	371,309
6.00% due 11/01/35	42,696	42,797
6.00% due 05/01/36	451,534	452,286
6.00% due 07/01/36	82,586	82,723
6.50% due 07/01/36	11,213,787	11,419,560
6.50% due 08/01/36	13,618,781	13,868,687
6.50% due 10/01/36	336,210	342,379

		232,771,902

GOVERNMENT NATIONAL MTG. ASSOC. — 23.5%
5.00% due Oct TBA	45,000,000	43,523,460
5.00% due 07/15/33	8,973,607	8,696,486
5.00% due 10/15/33	738,467	715,662
5.00% due 11/15/33	631,532	612,028
5.00% due 12/15/33	176,495	171,045
5.00% due 01/15/34	1,114,354	1,079,434
5.00% due 02/15/34	595,279	576,625
5.00% due 03/15/34	561,364	543,773
5.00% due 05/15/34	35,369	34,260
5.00% due 11/15/34	21,939,773	21,248,420
5.00% due 03/15/35	242,559	234,833
5.00% due 06/15/35	186,901	180,948
5.00% due 08/15/35	847,095	820,114
5.00% due 09/15/35	1,729,866	1,674,766
5.00% due 10/15/35	648,555	627,897
5.00% due 11/15/35	2,423,109	2,345,930
5.00% due 12/15/35	1,894,827	1,834,476
5.00% due 01/15/36	1,019,495	986,445
5.00% due 02/15/36	343,713	332,571
5.00% due 03/15/36	3,134,127	3,032,524
5.00% due 04/15/36	2,862,732	2,769,928
5.00% due 05/15/36	1,211,307	1,172,039
5.00% due 07/15/36	1,574,900	1,523,845
5.00% due 09/15/36	988,392	956,062
5.00% due 11/15/36	100,630	97,368
5.50% due 10/15/32	204,941	202,405
5.50% due 11/15/32	369,640	365,062
5.50% due 12/15/32	459,962	454,266
5.50% due 01/15/33	7,330,614	7,238,583
5.50% due 02/15/33	9,762,587	9,640,026
5.50% due 03/15/33	6,906,514	6,819,809
5.50% due 05/15/33	984,108	971,753
5.50% due 06/15/33	713,729	704,770
5.50% due 07/15/33	81,082	80,064
5.50% due 08/15/33	449,370	443,729
5.50% due 09/15/33	1,408,519	1,390,836
5.50% due 10/15/33	149,412	147,536
5.50% due 11/15/33	1,315,567	1,299,051
5.50% due 01/15/34	1,196,942	1,181,514
5.50% due 02/15/34	869,843	858,633
5.50% due 03/15/34	5,841,940	5,766,642
5.50% due 04/15/34	253,636	250,368
5.50% due 05/15/34	335,853	331,524
5.50% due 06/15/34	859,401	848,322
5.50% due 07/15/34	312,975	308,941
5.50% due 08/15/34	116,913	115,407
5.50% due 09/15/34	5,201,127	5,134,086
5.50% due 10/15/34	3,960,121	3,909,076
5.50% due 04/15/36	199,647	196,892
5.50% due 01/15/37	29,965,487	29,549,910
5.50% due 04/15/37	29,753,279	29,339,705
5.50% due 06/15/37	29,967,216	29,551,615
5.50% due 07/15/37	9,988,086	9,849,566
6.00% due 03/15/28	46,686	47,150
6.00% due 06/15/28	20,937	21,145
6.00% due 08/15/28	106,589	107,648
6.00% due 09/15/28	89,634	90,524
6.00% due 10/15/28	101,731	102,742
6.00% due 11/15/28	26,234	26,494
6.00% due 12/15/28	356,352	359,884
6.00% due 03/15/29	4,733	4,779
6.00% due 04/15/29	16,212	16,369
6.00% due 07/15/31	5,392	5,442
6.00% due 01/15/32	70,057	70,662
6.00% due 02/15/32	2,911	2,936
6.00% due 07/15/32	31,351	31,622
6.00% due 09/15/32	42,797	43,168
6.00% due 10/15/32	1,299,865	1,311,090
6.00% due 11/15/32	66,832	67,409
6.00% due 01/15/33	11,304	11,398
6.00% due 02/15/33	167,202	168,583
6.00% due 03/15/33	226,807	228,680
6.00% due 04/15/33	214,197	215,965
6.00% due 05/15/33	187,839	189,390
6.00% due 12/15/33	174,476	175,949
6.00% due 08/15/34	32,144	32,385
6.00% due 09/15/34	600,767	605,281
6.00% due 10/15/34	337,125	339,658
6.50% due 07/15/09	2,623	2,650
6.50% due 04/15/11	1,320	1,353
6.50% due 01/15/12	17,015	17,493
6.50% due 02/15/12	6,609	6,795
6.50% due 10/15/12	13,647	14,031
6.50% due 11/15/12	30,026	30,870
6.50% due 01/15/13	11,827	12,154
6.50% due 05/15/13	28,420	29,207
6.50% due 01/15/14	131,479	135,104
6.50% due 02/15/14	5,646	5,801
6.50% due 03/15/14	165,277	169,835
6.50% due 04/15/14	142,939	146,880
6.50% due 05/15/14	233,341	239,775
6.50% due 06/15/14	6,693	6,878
6.50% due 07/15/14	6,369	6,545
6.50% due 08/15/14	215,272	221,206
6.50% due 10/15/14	388	399
6.50% due 05/15/23	10,337	10,604
6.50% due 06/15/23	15,371	15,769
6.50% due 07/15/23	67,210	68,948
6.50% due 08/15/23	11,778	12,083
6.50% due 10/15/23	83,351	85,507
6.50% due 11/15/23	135,178	138,674

6.50% due 12/15/23	260,678	267,418
6.50% due 03/15/26	53,140	54,502
6.50% due 02/15/27	10,873	11,152
6.50% due 12/15/27	8,705	8,941
6.50% due 01/15/28	79,694	81,780
6.50% due 02/15/28	89,490	91,831
6.50% due 03/15/28	198,533	203,763
6.50% due 04/15/28	166,736	171,097
6.50% due 05/15/28	293,043	300,704
6.50% due 06/15/28	343,538	352,523
6.50% due 07/15/28	374,799	384,601
6.50% due 08/15/28	327,720	336,290
6.50% due 09/15/28	416,219	427,108
6.50% due 10/15/28	856,324	878,717
6.50% due 11/15/28	247,987	254,510
6.50% due 12/15/28	324,211	332,694
6.50% due 01/15/29	7,243	7,428
6.50% due 02/15/29	83,789	85,944
6.50% due 03/15/29	75,606	77,539
6.50% due 04/15/29	62,598	64,199
6.50% due 05/15/29	264,594	271,362
6.50% due 06/15/29	92,653	95,023
6.50% due 03/15/31	21,827	22,371
6.50% due 04/15/31	102,127	104,675
6.50% due 05/15/31	447,450	458,610
6.50% due 06/15/31	367,554	376,719
6.50% due 07/15/31	596,427	611,296
6.50% due 08/15/31	251,961	258,242
6.50% due 09/15/31	366,958	376,105
6.50% due 10/15/31	450,875	462,129
6.50% due 11/15/31	96,045	98,440
6.50% due 12/15/31	39,321	40,302
6.50% due 01/15/32	646,395	662,189
6.50% due 02/15/32	206,583	211,631
6.50% due 03/15/32	6,176	6,326
6.50% due 04/15/32	174,083	178,336
6.50% due 05/15/32	419,038	429,277
7.00% due 03/15/09	1,540	1,566
7.00% due 06/15/09	755	768
7.00% due 09/15/10	4,478	4,588
7.00% due 01/15/11	11,254	11,604
7.00% due 03/15/11	36,761	37,906
7.00% due 04/15/11	3,750	3,867
7.00% due 05/15/11	30,505	31,455
7.00% due 07/15/11	29,045	29,950
7.00% due 08/15/11	5,673	5,850
7.00% due 09/15/11	58,839	60,670
7.00% due 11/15/11	15,933	16,429
7.00% due 12/15/11	56,447	58,203
7.00% due 01/15/12	78,848	81,676
7.00% due 12/15/12	21,310	22,074
7.00% due 11/15/31	550,818	576,661
7.00% due 03/15/32	53,754	56,277
7.00% due 01/15/33	137,767	144,239
7.00% due 05/15/33	375,216	392,846
7.00% due 07/15/33	271,646	284,412
7.00% due 10/15/34	52,015	54,457
8.00% due 09/15/29	7,061	7,509
8.00% due 10/15/29	518	550
8.00% due 11/15/29	10,314	10,967
8.00% due 12/15/29	26,207	27,868
8.00% due 01/15/30	42,627	45,348
8.00% due 03/15/30	1,074	1,142
8.00% due 04/15/30	126,442	134,512
8.00% due 06/15/30	11,735	12,484
8.00% due 07/15/30	6,977	7,423
8.00% due 08/15/30	33,586	35,730
8.00% due 09/15/30	33,494	35,632
8.00% due 10/15/30	6,215	6,612
8.00% due 11/15/30	17,222	18,322
8.00% due 12/15/30	10,663	11,343
8.00% due 02/15/31	131,276	139,659
8.00% due 03/15/31	35,447	37,711
10.00% due 03/20/14	5,509	6,091
10.00% due 06/20/14	2,151	2,378
10.00% due 07/20/14	5,699	6,302
10.00% due 04/20/16	22,539	25,277
10.00% due 05/20/16	10,809	12,122
10.00% due 08/20/16	2,559	2,870
10.00% due 01/20/17	8,713	9,805
10.00% due 02/20/17	11,775	13,250
10.00% due 03/20/17	10,636	11,919
12.00% due 01/20/16	424	480
12.75% due 07/15/14	30,605	34,657
13.50% due 09/20/14	1,936	2,218
Series 2005-74 Class HB 7.50% due 09/16/35(4)	1,637,048	1,742,964
Series 2005-74 Class HC 7.50% due 09/16/35(4)	583,161	618,047
Series 2005-74, Class HA 7.50% due 09/16/35(4)	430,177	447,787

		262,796,195

REGIONAL AUTHORITY — 0.9%
Housing Urban Development U.S Gov’t Guar. 5.05% due 08/01/13	10,000,000	10,161,860

SOVEREIGN AGENCY — 0.3%
Financing Corp. FICO STRIP Series 12 zero coupon due 12/06/13	2,050,000	1,544,316
Financing Corp. FICO STRIP Series 13 zero coupon due 12/27/13	1,630,000	1,223,449

		2,767,765

Total U.S. Government Agencies (cost $686,548,779)		682,009,250

U.S. Government Treasuries — 3.4%
UNITED STATES TREASURY NOTES — 3.4%
4.63% due 02/15/17	12,825,000	12,884,110
4.75% due 05/31/12	25,000,000	25,568,350

Total U.S. Government Treasuries (cost $37,213,220)		38,452,460

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,077,125,152)		1,074,847,508

Short-Term Investment Securities — 1.8%
FEDERAL HOME LOAN BANK — 1.8%
Federal Home Loan Bank Disc. Notes 3.39% due 10/04/07 (cost $19,992,467)	20,000,000	19,992,467

REPURCHASE AGREEMENT — 12.2%
UBS Securities, LLC Joint Repurchase Agreement (5) (cost $136,480,000)	136,480,000	136,480,000

TOTAL INVESTMENTS (cost $1,233,597,619) (6)	110.0%	1,231,319,975
Liabilities in excess of other assets	(10.0)	(111,500,564)

NET ASSETS	100.0%	$1,119,819,411

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $46,944,287 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(2)	Commercial Mortgage Backed Security

(3)	Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(4)	Collateralized Mortgage Obligation

(5)	See Note 2 for details of Joint Repurchase Agreements.

(6)	See Note 3 for cost of investments on a tax basis.

REMIC Real Estate Mortgage Investment Conduit

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Shares/Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 67.2%
ADVANCED MATERIALS — 0.0%
Ceradyne, Inc.†	400	$30,296

ADVERTISING AGENCY — 0.1%
Omnicom Group, Inc.	5,800	278,922

ADVERTISING SALES — 0.2%
Lamar Advertising Co., Class A	13,000	636,610

ADVERTISING SERVICES — 0.1%
Getty Images, Inc.†	2,000	55,680
inVentiv Health, Inc.†	3,000	131,460
WPP Group PLC ADR	4,500	303,750

		490,890

AEROSPACE/DEFENSE — 0.6%
Boeing Co.	4,650	488,204
General Dynamics Corp.	12,000	1,013,640
Lockheed Martin Corp.	6,000	650,940
Northrop Grumman Corp.	2,000	156,000
Teledyne Technologies, Inc.†	1,000	53,390

		2,362,174

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
United Technologies Corp.	27,100	2,181,008

AGRICULTURAL CHEMICALS — 0.9%
Monsanto Co.	14,000	1,200,360
Potash Corp. of Saskatchewan, Inc.	24,100	2,547,370

		3,747,730

AGRICULTURAL OPERATIONS — 0.1%
Archer-Daniels-Midland Co.	7,700	254,716

AIRLINES — 0.6%
Alaska Air Group, Inc.†	4,700	108,523
AMR Corp.†	11,300	251,877
Cathay Pacific Airways, Ltd. ADR	10,000	135,500
Continental Airlines, Inc., Class B†	7,600	251,028
UAL Corp.†	32,000	1,488,960

		2,235,888

AIRPORT DEVELOPMENT/MAINTENANCE — 0.0%
Macquarie Airports Management, Ltd.	23,600	91,095

APPAREL MANUFACTURERS — 0.7%
Columbia Sportswear Co.	1,000	55,310
G-III Apparel Group, Ltd.†	4,000	78,760
Guess ?, Inc.	27,000	1,323,810
Gymboree Corp.†	5,600	197,344
Phillips-Van Heusen Corp.	2,200	115,456
Polo Ralph Lauren Corp.	11,000	855,250
VF Corp.	4,100	331,075

		2,957,005

APPLICATIONS SOFTWARE — 0.9%
Actuate Corp.†	8,300	53,535
American Reprographics Co.†	3,000	56,160
Microsoft Corp.	121,400	3,576,444
Quest Software, Inc.†	4,700	80,652

		3,766,791

ATHLETIC FOOTWEAR — 0.1%
NIKE, Inc., Class B	4,800	281,568

AUDIO/VIDEO PRODUCTS — 0.2%
Matsushita Electric Industrial Co., Ltd. ADR	25,000	463,750
Sony Corp. ADR	6,000	288,360

		752,110

AUTO-CARS/LIGHT TRUCKS — 0.5%
Fiat SpA ADR	13,000	390,650
Nissan Motor Co., Ltd. ADR	19,000	380,190
Toyota Motor Co. ADR	10,700	1,250,402

		2,021,242

AUTO-HEAVY DUTY TRUCKS — 0.1%
New Flyer Industries, Inc.(1)	21,600	243,004
PACCAR, Inc.	3,712	316,448

		559,452

AUTO/TRUCK PARTS & EQUIPMENT-Original — 0.3%
Johnson Controls, Inc.	7,100	838,581
Magna International, Inc., Class A	3,500	337,085

		1,175,666

BANKS-COMMERCIAL — 1.9%
Allied Irish Banks PLC ADR	4,000	193,880
Banco Santander Central Hispano SA ADR	58,000	1,119,980
Bank of Ireland ADR	7,100	535,553
Bank of Nova Scotia	13,600	714,000
Banner Corp.	1,030	35,422
Barclays PLC ADR	21,500	1,045,330
Citizens Republic Bancorp	6,300	101,493
City National Corp.	3,300	229,383
Cullen/Frost Bankers, Inc.	2,000	100,240
East West Bancorp, Inc.	5,769	207,453
F.N.B. Corp.	6,900	114,126
FirstMerit Corp.	4,660	92,081
HBOS PLC ADR	14,000	259,000
Kookmin Bank ADR	5,000	409,950
National Bank of Greece SA ADR	39,000	503,490
Pacific Capital Bancorp	1,066	28,036
Preferred Bank Los Angeles California	2,700	106,218
Royal Bank of Canada	6,000	333,120
TCF Financial Corp.	16,600	434,588
Toronto-Dominion Bank	7,800	598,104
TrustCo Bank Corp. NY	13,400	146,462
UCBH Holdings, Inc.	2,100	36,708
UnionBanCal Corp.	1,500	87,615
United Community Banks, Inc.	4,500	110,340

		7,542,572

BANKS-FIDUCIARY — 0.2%
Northern Trust Corp.	2,000	132,540
The Bank of New York Mellon Corp.	18,458	814,736

		947,276

BANKS-SUPER REGIONAL — 1.6%
Bank of America Corp.	59,498	2,990,964
Huntington Bancshares, Inc.	4,900	83,202
PNC Financial Services Group, Inc.	6,200	422,220
US Bancorp	3,900	126,867
Wachovia Corp.	10,000	501,500
Wells Fargo & Co.	68,430	2,437,477

		6,562,230

BEVERAGES-NON-ALCOHOLIC — 0.8%
PepsiCo, Inc.	10,800	791,208

The Coca-Cola Co.	43,500	2,499,945

		3,291,153

BEVERAGES-WINE/SPIRITS — 0.1%
Diageo PLC ADR	4,000	350,920

BREWERY — 0.3%
Molson Coors Brewing Co., Class B	2,900	289,043
SABMiller PLC ADR	25,800	728,850

		1,017,893

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
Simpson Manufacturing Co., Inc.	4,100	130,585
Vulcan Materials Co.	2,200	196,130

		326,715

BUILDING PRODUCTS-CEMENT — 0.2%
CRH PLC ADR	17,000	681,530
Texas Industries, Inc.	1,500	117,750

		799,280

BUILDING PRODUCTS-LIGHT FIXTURES — 0.1%
Genlyte Group, Inc.†	1,800	115,668
LSI Industries, Inc.	4,500	92,340

		208,008

BUILDING-MOBILEHOME/MANUFACTURED HOUSING — 0.0%
MonaCo. Coach Corp.	8,500	119,255

CABLE TV — 0.1%
Time Warner Cable, Inc.†	10,540	345,712

CELLULAR TELECOM — 0.7%
NII Holdings, Inc.†	13,100	1,076,165
Vodafone Group PLC ADR	46,425	1,685,227

		2,761,392

CHEMICALS-DIVERSIFIED — 0.3%
BASF AG ADR	3,500	479,675
Bayer AG ADR	6,300	499,905

		979,580

CHEMICALS-SPECIALTY — 0.3%
Albemarle Corp.	6,700	296,140
Cabot Corp.	6,900	245,157
International Flavors & Fragrances, Inc.	4,000	211,440
Lubrizol Corp.	6,000	390,360
Symyx Technologies, Inc.†	1,600	13,904

		1,157,001

CIRCUIT BOARDS — 0.0%
Park Electrochemical Corp.	2,700	90,666

COATINGS/PAINT — 0.1%
RPM International, Inc.	3,200	76,640
Valspar Corp.	12,300	334,683

		411,323

COLLECTIBLES — 0.0%
RC2 Corp.†	3,500	96,915

COMMERCIAL SERVICES — 0.1%
Coinmach Service Corp.(1)	3,200	59,200
Steiner Leisure, Ltd.†	3,300	143,220
Weight Watchers International, Inc.	6,300	362,628

		565,048

COMPUTER AIDED DESIGN — 0.1%
Ansys, Inc.†	5,000	170,850
Autodesk, Inc.†	900	44,973

		215,823

COMPUTER GRAPHICS — 0.0%
Trident Microsystems, Inc.†	4,600	73,094

COMPUTER SERVICES — 0.4%
Cognizant Technology Solutions Corp., Class A†	14,800	1,180,596
Electronic Data Systems Corp.	8,500	185,640
SI International, Inc.†	3,000	85,710

		1,451,946

COMPUTER SOFTWARE — 0.0%
Blackbaud, Inc.	2,900	73,196

COMPUTERS — 2.5%
Apple, Inc.†	31,400	4,821,156
Hewlett-Packard Co.	94,400	4,700,176
International Business Machines Corp.	5,200	612,560

		10,133,892

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Diebold, Inc.	7,200	327,024
Echelon Corp.†	900	22,509

		349,533

COMPUTERS-MEMORY DEVICES — 0.3%
Network Appliance, Inc.†	9,400	252,954
SanDisk Corp.†	12,000	661,200
TDK Corp. ADR	4,300	376,250

		1,290,404

COMPUTERS-PERIPHERY EQUIPMENT — 0.1%
Electronics for Imaging, Inc.†	11,600	311,576

CONSULTING SERVICES — 0.0%
Huron Consulting Group, Inc.†	2,000	145,240

CONSUMER PRODUCTS-MISC. — 0.2%
Central Garden & Pet Co.†	600	5,340
Central Garden and Pet Co. Class A†	2,100	18,858
Clorox Co.	3,400	207,366
Kimberly-Clark Corp.	4,300	302,118
Tupperware Brands Corp.	2,600	81,874

		615,556

CONTAINERS-PAPER/PLASTIC — 0.0%
Packaging Corp. of America	3,000	87,210

COSMETICS & TOILETRIES — 0.5%
Avon Products, Inc.	27,300	1,024,569
Bare Escentuals, Inc.†	700	17,409
Colgate-Palmolive Co.	7,600	542,032
Procter & Gamble Co.	3,300	232,122
The Estee Lauder Cos., Inc., Class A	6,100	259,006

		2,075,138

DATA PROCESSING/MANAGEMENT — 0.7%
Automatic Data Processing, Inc.	11,700	537,381
Fair Isaac Corp.	650	23,472

Fidelity National Information Services, Inc.	21,046	933,811
infoUSA, Inc.	7,200	66,888
Mastercard, Inc., Class A	9,000	1,331,730

		2,893,282

DECISION SUPPORT SOFTWARE — 0.0%
Interactive Intelligence, Inc.†	3,400	64,600

DIAGNOSTIC EQUIPMENT — 0.0%
Immucor, Inc.†	2,200	78,650

DIAGNOSTIC KITS — 0.0%
Meridian Bioscience, Inc.	2,800	84,896
OraSure Technologies, Inc.†	7,700	77,385

		162,281

DIALYSIS CENTERS — 0.0%
DaVita, Inc.†	2,200	138,996

DISPOSABLE MEDICAL PRODUCTS — 0.0%
C.R. Bard, Inc.	800	70,552

DISTRIBUTION/WHOLESALE — 0.0%
Building Materials Holding Corp.	1,000	10,580

DIVERSIFIED MANUFACTURING OPERATIONS — 2.1%
3M Co.	17,700	1,656,366
Cooper Industries, Ltd. Class A	6,000	306,540
Danaher Corp.	4,500	372,195
Dover Corp.	7,300	371,935
General Electric Co.	50,500	2,090,700
Honeywell International, Inc.	5,800	344,926
ITT, Inc.	14,000	951,020
Parker Hannifin Corp.	3,500	391,405
Siemens AG ADR	8,300	1,139,175
Teleflex, Inc.	4,700	366,224
Tomkins PLC ADR	20,000	372,800

		8,363,286

DIVERSIFIED MINERALS — 0.4%
Anglo American PLC ADR	16,835	563,131
BHP Billiton, Ltd. ADR	15,000	1,179,000

		1,742,131

E-COMMERCE/PRODUCTS — 0.0%
Amazon.Com, Inc.†	100	9,315
Blue Nile, Inc.†	739	69,555

		78,870

E-COMMERCE/SERVICES — 0.3%
eBay, Inc.†	33,900	1,322,778

ELECTRIC PRODUCTS-MISC. — 0.7%
Emerson Electric Co.	33,600	1,788,192
Hitachi, Ltd. ADR	6,000	396,840
Sharp Corp. ADR	22,500	407,250

		2,592,282

ELECTRIC-INTEGRATED — 1.6%
DTE Energy Co.	5,500	266,420
Duke Energy Corp.	26,600	497,154
E.ON AG ADR	15,000	920,550
Edison International	1,650	91,492
Enel SpA ADR	8,000	450,960
Energy East Corp.	1,700	45,985
Entergy Corp.	4,000	433,160
FPL Group, Inc.	10,300	627,064
Great Plains Energy, Inc.	2,300	66,263
Integrys Energy Group, Inc.	1,300	66,599
International Power PLC ADR	4,000	367,000
Pepco Holdings, Inc.	3,900	105,612
PG&E Corp.	13,000	621,400
Pinnacle West Capital Corp.	8,600	339,786
Progress Energy, Inc.	10,400	487,240
Public Service Enterprise Group, Inc.	3,400	299,166
SCANA Corp.	2,600	100,724
Wisconsin Energy Corp.	5,800	261,174
Xcel Energy, Inc.	17,000	366,180

		6,413,929

ELECTRONIC COMPONENTS-MISC. — 0.1%
Delta Electronics Thai PCL	103,000	63,107
Gentex Corp.	4,100	87,904
NAM TAI Electronics, Inc.	5,300	66,674
Technitrol, Inc.	2,600	70,070

		287,755

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
Intel Corp.	52,200	1,349,892
Lattice Semiconductor Corp.†	2,500	11,225
LSI Logic Corp.†	3,532	26,207
MEMC Electronic Materials, Inc.†	17,000	1,000,620
Microchip Technology, Inc.	27,300	991,536
National Semiconductor Corp.	13,000	352,560
NVIDIA Corp.†	18,450	668,628
ON Semiconductor Corp.†	10,000	125,600
Pixelworks, Inc.†	6,800	7,820
QLogic Corp.†	3,200	43,040
SiRF Technology Holdings, Inc.†	900	19,215
STMicroelectronics NV	17,400	291,450

		4,887,793

ELECTRONIC DESIGN AUTOMATION — 0.0%
Ansoft Corp.†	3,500	115,430

ELECTRONIC FORMS — 0.1%
Adobe Systems, Inc.†	7,608	332,165

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Itron, Inc.†	2,200	204,754
Tektronix, Inc.	3,500	97,090
Trimble Navigation, Ltd.†	2,100	82,341

		384,185

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Arrow Electronics, Inc.†	7,400	314,648

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	3,700	377,918

ENGINEERING/R&D SERVICES — 0.2%
Foster Wheeler, Ltd.†	2,900	380,712
Jacobs Engineering Group, Inc.†	6,600	498,828

		879,540

ENGINES-INTERNAL COMBUSTION — 0.2%
Cummins, Inc.	5,700	728,973

ENTERPRISE SOFTWARE/SERVICE — 0.4%
BMC Software, Inc.†	8,500	265,455
Informatica Corp.†	9,700	152,290
Omnicell, Inc.†	3,400	97,036
Oracle Corp.†	25,600	554,240
SAP AG ADR	6,300	369,621
Sybase, Inc.†	1,300	30,069

		1,468,711

ENTERTAINMENT SOFTWARE — 0.0%
Electronic Arts, Inc.†	1,700	95,183

FINANCE-AUTO LOANS — 0.0%
United PanAm Financial Corp.†	800	6,592

FINANCE-INVESTMENT BANKER/BROKER — 3.2%
AG Edwards, Inc.	900	75,375
Citigroup, Inc.	39,000	1,820,130
Credit Suisse Group ADR	15,000	994,950
J.P. Morgan Chase & Co.	35,200	1,612,864
KBW, Inc.†	2,200	63,316
Morgan Stanley	53,000	3,339,000
Nomura Holdings, Inc. ADR	30,000	499,500
Piper Jaffray Cos., Inc.†	500	26,800
The Charles Schwab Corp.	17,600	380,160
The Goldman Sachs Group, Inc.	16,300	3,532,862
UBS AG	9,200	489,900

		12,834,857

FINANCE-MORTGAGE LOAN/BANKER — 0.2%
Countrywide Financial Corp.	2,400	45,624
Fannie Mae	10,600	644,586

		690,210

FINANCIAL GUARANTEE INSURANCE — 0.2%
Ambac Financial Group, Inc.	4,700	295,677
MBIA, Inc.	6,900	421,245
MGIC Investment Corp.	800	25,848
PMI Group, Inc.	4,935	161,375

		904,145

FOOD-CONFECTIONERY — 0.2%
WM Wrigley Jr. Co.	12,300	790,029

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.	3,400	86,972

FOOD-MISC. — 0.8%
B&G Foods, Inc.(1)	5,400	111,780
Cadbury Schweppes PLC ADR	8,900	414,028
Campbell Soup Co.	9,000	333,000
General Mills, Inc.	8,000	464,080
Kellogg Co.	3,700	207,200
Kraft Foods, Inc., Class A	28,490	983,190
Nestle SA ADR	5,400	604,260
Zhongpin, Inc.	10,000	105,000

		3,222,538

FOOD-RETAIL — 0.5%
Dairy Farm International Holdings, Ltd. ADR	2,520	58,086
Safeway, Inc.	39,700	1,314,467
Tesco PLC ADR	14,700	395,430
The Kroger Co.	3,500	99,820

		1,867,803

FOOTWEAR & RELATED APPAREL — 0.0%
Steven Madden, Ltd.	3,000	56,850

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	4,500	201,420
Weyerhaeuser Co.	7,600	549,480

		750,900

GAS-DISTRIBUTION — 0.3%
Centrica PLC ADR	3,000	231,450
Energy Savings Income Fund	1,700	26,406
ONEOK, Inc.	1,500	71,100
Sempra Energy	11,600	674,192
Vectren Corp.	2,600	70,954

		1,074,102

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	9,400	552,626

HOME DECORATION PRODUCTS — 0.3%
Newell Rubbermaid, Inc.	42,000	1,210,440

HOSPITAL BEDS/EQUIPMENT — 0.0%
Hillenbrand Industries, Inc.	1,200	66,024

HOTELS/MOTELS — 0.1%
Red Lion Hotels Corp.†	13,400	138,020
Starwood Hotels & Resorts Worldwide, Inc.	3,300	200,475

		338,495

HUMAN RESOURCES — 0.0%
AMN Healthcare Services, Inc.†	3,000	56,190
Robert Half International, Inc.	1,500	44,790

		100,980

IMPORT/EXPORT — 0.3%
Mitsubishi Corp. ADR	21,000	1,326,150

INDEPENDENT POWER PRODUCERS — 0.1%
Mirant Corp.†	6,000	244,080
NRG Energy, Inc.†	7,700	325,633

		569,713

INDUSTRIAL AUTOMATED/ROBOTIC — 0.0%
Intermec, Inc.†	700	18,284

INSTRUMENTS-SCIENTIFIC — 0.5%
Applera Corp.	10,800	374,112
Dionex Corp.†	3,250	258,245
FEI Co.†	4,700	147,721
Thermo Fisher Scientific, Inc.†	22,000	1,269,840

		2,049,918

INSURANCE BROKER — 0.0%
Arthur J. Gallagher & Co.	2,600	75,322

INSURANCE-LIFE/HEALTH — 0.3%
Prudential Financial, Inc.	6,600	644,028
StanCorp Financial Group, Inc.	6,000	297,060
UnumProvident Corp.	7,400	181,078

		1,122,166

INSURANCE-MULTI-LINE — 1.8%
ACE, Ltd.	18,600	1,126,602
Allianz SE ADR	12,000	279,240
American Financial Group, Inc.	7,800	222,456
AXA SA ADR	19,000	847,590
Hartford Financial Services Group, Inc.	10,900	1,008,795
HCC Insurance Holdings, Inc.	13,350	382,344
ING Groep NV ADR	27,000	1,196,370
Loews Corp.	6,800	328,780
MetLife, Inc.	10,300	718,219
United Fire & Casualty Co.	2,700	105,543
Zurich Financial Services AG ADR	28,000	835,800

		7,051,739

INSURANCE-PROPERTY/CASUALTY — 0.4%
Chubb Corp.	7,200	386,208
Fidelity National Title Group, Inc., Class A	28,170	492,412
Mercury General Corp.	1,100	59,323
Safety Insurance Group, Inc.	1,600	57,504
The Travelers Cos., Inc.	11,000	553,740
Zenith National Insurance Corp.	2,100	94,269

		1,643,456

INSURANCE-REINSURANCE — 0.4%
Aspen Insurance Holdings, Ltd.	25,000	1,330,500
Max Re Capital, Ltd.	7,400	207,496

		1,537,996

INTERNET APPLICATION SOFTWARE — 0.0%
Art Technology Group, Inc.†	25,575	77,237
Vocus, Inc.†	2,500	73,100

		150,337

INTERNET SECURITY — 0.0%
VeriSign, Inc.†	600	20,244

INTERNET TELEPHONE — 0.0%
j2 Global Communications, Inc.†	2,300	75,279

INVESTMENT COMPANIES — 0.1%
Apollo Investment Corp.	3,400	70,720
MCG Capital Corp.	7,000	100,730

		171,450

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
AllianceBernstein Holding LP	2,700	237,789
Ameriprise Financial, Inc.	5,300	334,483
Franklin Resources, Inc.	10,800	1,377,000
Legg Mason, Inc.	6,900	581,601

		2,530,873

LASERS-SYSTEM/COMPONENTS — 0.0%
Electro Scientific Industries, Inc.†	1,700	40,732
Rofin-Sinar Technologies, Inc.†	1,800	126,378

		167,110

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Lincoln Electric Holdings, Inc.	5,600	434,616

MACHINERY-CONSTRUCTION & MINING — 0.2%
Astec Industries, Inc.†	2,100	120,645
Bucyrus International, Inc.	2,400	175,032
Terex Corp.†	4,400	391,688

		687,365

MACHINERY-FARMING — 0.3%
Deere & Co.	6,600	979,572

MACHINERY-GENERAL INDUSTRIAL — 0.3%
Gardner Denver, Inc.†	2,600	101,400
IDEX Corp.	750	27,293
The Manitowoc Co., Inc.	9,600	425,088
Volvo AB ADR	21,400	371,290
Wabtec Corp.	2,100	78,666

		1,003,737

MACHINERY-MATERIAL HANDLING — 0.0%
Cascade Corp.	1,100	71,687

MEDICAL INFORMATION SYSTEMS — 0.1%
Computer Programs & Systems, Inc.	2,400	63,264
IMS Health, Inc.	12,701	389,159
Phase Forward, Inc.†	4,000	80,040

		532,463

MEDICAL INSTRUMENTS — 0.5%
Edwards Lifesciences Corp.†	6,200	305,722
Intuitive Surgical, Inc.†	7,500	1,725,000
Kyphon, Inc.†	1,300	91,000
Techne Corp.†	500	31,540

		2,153,262

MEDICAL LABS & TESTING SERVICES — 0.2%
CML Healthcare Income Fund	5,600	90,138
Covance, Inc.†	5,300	412,870
Quest Diagnostics, Inc.	6,400	369,728

		872,736

MEDICAL LASER SYSTEMS — 0.0%
LCA-Vision, Inc.	1,300	38,207

MEDICAL PRODUCTS — 0.7%
Baxter International, Inc.	35,700	2,009,196
Haemonetics Corp.†	2,300	113,666
Johnson & Johnson	1,200	78,840
Mentor Corp.	2,600	119,730
PSS World Medical, Inc.†	400	7,652
Stryker Corp.	600	41,256
Varian Medical Systems, Inc.†	4,000	167,560
Zimmer Holdings, Inc.†	3,700	299,663
Zoll Medical Corp.†	3,000	77,760

		2,915,323

MEDICAL-BIOMEDICAL/GENE — 0.5%
Affymetrix, Inc.†	600	15,222
Amgen, Inc.†	2,900	164,053
Celgene Corp.†	13,000	927,030
Genentech, Inc.†	7,800	608,556
Genomic Health, Inc.†	2,800	53,732
Martek Biosciences Corp.†	1,600	46,448
Myriad Genetics, Inc.†	3,400	177,310

		1,992,351

MEDICAL-DRUGS — 2.4%
Abbott Laboratories	15,050	806,981
Allergan, Inc.	6,236	402,035

AstraZeneca PLC ADR	10,400	520,728
Biovail Corp.	3,900	67,743
Bristol-Myers Squibb Co.	14,100	406,362
Forest Laboratories, Inc.†	5,500	205,095
GlaxoSmithKline PLC ADR	6,500	345,800
Merck & Co., Inc.	30,500	1,576,545
Novartis AG ADR	23,200	1,275,072
Pfizer, Inc.	11,700	285,831
PharMerica Corp.†	1	15
Roche Holding AG ADR	11,000	990,000
Sanofi-Aventis ADR	13,600	576,912
Schering-Plough Corp.	19,000	600,970
Shire PLC ADR	14,000	1,035,720
ViroPharma, Inc.†	5,600	49,840
Wyeth	5,100	227,205

		9,372,854

MEDICAL-GENERIC DRUGS — 0.2%
Mylan Laboratories, Inc.	18,500	295,260
Teva Pharmaceutical Industries, Ltd. ADR	13,200	587,004
Watson Pharmaceuticals, Inc.†	2,100	68,040

		950,304

MEDICAL-HMO — 0.4%
Aetna, Inc.	16,600	900,882
Health Net, Inc.†	1,100	59,455
WellPoint, Inc.†	7,500	591,900

		1,552,237

MEDICAL-HOSPITALS — 0.1%
Universal Health Services, Inc., Class B	5,400	293,868

MEDICAL-NURSING HOMES — 0.0%
Sun Healthcare Group, Inc.†	200	3,342

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Amedisys, Inc.†	2,800	107,576

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
AmerisourceBergen Corp.	2,200	99,726
Cardinal Health, Inc.	3,400	212,602

		312,328

METAL PROCESSORS & FABRICATION — 0.3%
Dynamic Materials Corp.	2,400	114,936
Ladish Co,. Inc.†	2,500	138,700
Precision Castparts Corp.	3,800	562,324
RBC Bearings, Inc.†	3,000	115,050
Sims Group, Ltd.	3,900	111,710

		1,042,720

METAL-DIVERSIFIED — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	15,900	1,667,751

MINING — 0.1%
Kingsgate Consolidated, Ltd.	27,051	128,900
Newmont Mining Corp.	5,500	246,015

		374,915

MISCELLANEOUS MANUFACTURING — 0.1%
Arctic Glacier Income Fund	6,900	86,506
Reddy Ice Holdings, Inc.	3,500	92,295

		178,801

MULTIMEDIA — 0.5%
News Corp., Class B	12,900	301,731
The McGraw-Hill Cos., Inc.	5,500	280,005
The Walt Disney Co.	23,700	815,043
Time Warner, Inc.	37,300	684,828

		2,081,607

NETWORKING PRODUCTS — 1.2%
Cisco Systems, Inc.†	143,600	4,754,596
Polycom, Inc.†	1,500	40,290

		4,794,886

NON-FERROUS METALS — 0.0%
Brush Engineered Materials, Inc.†	1,200	62,268
Minara Resources, Ltd.	10,335	59,702

		121,970

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Allied Waste Industries, Inc.†	11,200	142,800
Republic Services, Inc.	13,950	456,305
Waste Connections, Inc.†	2,100	66,696
Waste Management, Inc.	10,600	400,044

		1,065,845

OFFICE AUTOMATION & EQUIPMENT — 0.2%
Canon, Inc. ADR	14,000	760,060
Ricoh Co., Ltd. ADR	2,000	209,500

		969,560

OFFICE FURNISHINGS-ORIGINAL — 0.1%
HNI Corp.	8,400	302,400

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	500	28,510

OIL & GAS DRILLING — 0.2%
GlobalSantaFe Corp.	5,400	410,508
Nabors Industries, Ltd.†	16,300	501,551

		912,059

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.3%
Apache Corp.	8,900	801,534
Berry Petroleum Co., Class A	5,600	221,704
Cimarex Energy Co.	7,800	290,550
Daylight Resources Trust	9,200	72,513
Devon Energy Corp.	31,000	2,579,200
Harvest Energy Trust	3,600	119,367
Noble Energy, Inc.	5,200	364,208
Petroquest Energy, Inc.†	5,500	59,015
Rosetta Resources, Inc.†	5,500	100,870
Talisman Energy, Inc.	19,300	380,210
Vermilion Energy Trust	3,400	124,426
Zargon Energy Trust	2,500	67,486

		5,181,083

OIL COMPANIES-INTEGRATED — 2.6%
BG Group PLC ADR	5,000	427,750
BP PLC ADR	3,100	214,985
Chevron Corp.	19,592	1,833,419
ConocoPhillips	10,900	956,693
ENI SPA ADR	11,200	826,112

ExxonMobil Corp.	31,700	2,934,152
Hess Corp.	6,700	445,751
Marathon Oil Corp.	3,300	188,166
Occidental Petroleum Corp.	14,900	954,792
Repsol YPF SA ADR	12,200	433,100
Total SA ADR	12,600	1,020,978

		10,235,898

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
Dril-Quip, Inc.†	3,000	148,050
National-Oilwell Varco, Inc.†	5,600	809,200

		957,250

OIL REFINING & MARKETING — 0.3%
Tesoro Corp.	300	13,806
Valero Energy Corp.	20,000	1,343,600

		1,357,406

OIL-FIELD SERVICES — 0.3%
Matrix Service Co.†	3,400	71,230
Schlumberger, Ltd.	9,000	945,000
Tidewater, Inc.	4,800	301,632

		1,317,862

OPTICAL SUPPLIES — 0.2%
Alcon, Inc.	6,500	935,480

PAPER & RELATED PRODUCTS — 0.1%
Canfor Pulp Income Fund	7,600	98,415
International Paper Co.	3,800	136,306
Kimberly-Clark de Mexico SAB de CV ADR	3,200	70,880
Xerium Technologies, Inc.	9,700	52,380

		357,981

PHARMACY SERVICES — 0.4%
Express Scripts, Inc.†	4,000	223,280
Medco Health Solutions, Inc.†	15,400	1,392,006

		1,615,286

PHYSICIANS PRACTICE MANAGEMENT — 0.0%
Pediatrix Medical Group, Inc.†	2,000	130,840

PIPELINES — 0.2%
El Paso Corp.	7,000	118,790
Enterprise Productions Partners LP	4,400	133,100
Kinder Morgan Energy Partners LP	3,600	177,840
Williams Cos., Inc.	11,700	398,502

		828,232

POWER CONVERTER/SUPPLY EQUIPMENT — 0.0%
Advanced Energy Industries, Inc.†	5,600	84,560
Hubbell, Inc., Class B	1,400	79,968

		164,528

PUBLISHING-NEWSPAPERS — 0.0%
GateHouse Media, Inc.	10,000	127,500
McClatchy Co., Class A	511	10,210

		137,710

RADIO — 0.0%
Citadel Broadcasting Corp.	13,600	56,576
Entercom Communications Corp., Class A	5,100	98,583

		155,159

REAL ESTATE INVESTMENT TRUSTS — 3.5%
Acadia Realty Trust	1,500	40,695
Alexandria Real Estate Equities, Inc.	4,400	423,544
AMB Property Corp.	9,800	586,138
Archstone-Smith Trust	8,500	511,190
Ashford Hospitality Trust, Inc.	15,200	152,760
AvalonBay Communities, Inc.	8,400	991,704
Boston Properties, Inc.	8,800	914,320
Camden Property Trust	3,300	212,025
DCT Industrial Trust, Inc.	4,700	49,209
Developers Diversified Realty Corp.	2,600	145,262
DiamondRock Hospitality Co.	2,400	41,784
Digital Realty Trust, Inc.	3,800	149,682
Douglas Emmett, Inc.	10,300	254,719
Duke Realty Corp.	4,100	138,621
EastGroup Properties, Inc.	600	27,156
Entertainment Properties Trust	5,100	259,080
Equity Residential	5,500	232,980
Essex Property Trust, Inc.	4,000	470,280
Federal Realty Investment Trust	4,000	354,400
General Growth Properties, Inc.	6,600	353,892
HCP Inc.	8,415	279,126
Highwoods Properties, Inc.	2,000	73,340
Hospitality Properties Trust	1,600	65,040
Host Marriott Corp.	22,800	511,632
iStar Financial, Inc.	1,900	64,581
Kilroy Realty Corp.	2,500	151,575
Kimco Realty Corp.	14,481	654,686
LaSalle Hotel Properties	2,400	100,992
Medical Properties Trust, Inc.	6,300	83,916
National Retail Properties, Inc.	3,400	82,892
Nationwide Health Properties, Inc.	30,500	918,965
Omega Healthcare Investors, Inc.	10,800	167,724
ProLogis	14,900	988,615
Public Storage, Inc.	9,400	739,310
Redwood Trust, Inc.	600	19,932
Simon Property Group, Inc.	7,500	750,000
SL Green Realty Corp.	5,000	583,850
Tanger Factory Outlet Centers, Inc.	1,000	40,590
Taubman Centers, Inc.	2,400	131,400
The Macerich Co.	1,000	87,580
Ventas, Inc.	6,500	269,100
Vornado Realty Trust	7,200	787,320

		13,861,607

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.3%
Brookfield Asset Management, Inc. Class A	24,000	924,000
Brookfield Properties Corp.	8,100	201,690

		1,125,690

RECREATIONAL CENTERS — 0.0%
Life Time Fitness, Inc.†	2,400	147,216

RENTAL AUTO/EQUIPMENT — 0.1%
Aaron Rents, Inc.	12,700	283,210

McGrath Rentcorp	2,300	76,452

		359,662

RESPIRATORY PRODUCTS — 0.0%
ResMed, Inc.†	2,000	85,740

RETAIL-APPAREL/SHOE — 0.4%
American Eagle Outfitters, Inc.	9,000	236,790
Genesco, Inc.†	3,100	143,003
Men’s Wearhouse, Inc.	2,800	141,456
Nordstrom, Inc.	16,900	792,441
Tween Brands, Inc.†	2,600	85,384

		1,399,074

RETAIL-AUTOMOBILE — 0.0%
Copart, Inc.†	2,700	92,853

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc.	8,400	272,496

RETAIL-DISCOUNT — 0.4%
Big Lots, Inc.†	9,500	283,480
Costco Wholesale Corp.	6,700	411,179
Target Corp.	11,700	743,769

		1,438,428

RETAIL-DRUG STORE — 0.7%
CVS Caremark Corp.	55,156	2,185,832
Walgreen Co.	14,000	661,360

		2,847,192

RETAIL-JEWELRY — 0.1%
Signet Group PLC ADR	10,000	172,900
Tiffany & Co.	7,000	366,450

		539,350

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
J.C. Penney Co., Inc.	4,400	278,828
Saks, Inc.	60,800	1,042,720

		1,321,548

RETAIL-PETROLEUM PRODUCTS — 0.0%
Suburban Propane Partners, LP	1,900	84,360

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Kohl’s Corp.†	25,500	1,461,915
Macy’s, Inc.	8,000	258,560

		1,720,475

RETAIL-RESTAURANTS — 1.0%
Ark Restaurants Corp.	2,400	87,912
BJ’s Restaurants, Inc.†	5,000	105,250
Jamba, Inc.†	400	2,812
Mccormick & Schmick’s Seafood Restaurants, Inc.†	300	5,649
McDonald’s Corp.	61,300	3,339,011
Papa John’s International, Inc.†	7,100	173,524
Starbucks Corp.†	9,400	246,280

		3,960,438

RETAIL-SPORTING GOODS — 0.0%
Hibbett Sports, Inc.†	3,300	81,840

RUBBER-TIRES — 0.2%
Continental AG ADR	4,800	662,400

SAVINGS & LOANS/THRIFTS — 0.4%
Dime Community Bancshares	2,500	37,425
Washington Federal, Inc.	31,059	815,609
Washington Mutual, Inc.	15,300	540,243

		1,393,277

SEMICONDUCTOR EQUIPMENT — 0.2%
Applied Materials, Inc.	18,200	376,740
ATMI, Inc.†	3,400	101,150
KLA-Tencor Corp.	1,100	61,358
Novellus Systems, Inc.†	1,200	32,712

		571,960

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.2%
Cypress Semiconductor Corp.†	1,000	29,210
Emulex Corp.†	5,300	101,601
Exar Corp.†	900	11,754
Linear Technology Corp.	6,700	234,433
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,400	348,128

		725,126

STEEL-PRODUCERS — 0.7%
Arcelor Mittal, Class A NY Reg Shares	10,000	783,600
Nucor Corp.	8,600	511,442
POSCO ADR	3,500	625,695
Reliance Steel & Aluminum Co.	1,400	79,156
Schnitzer Steel Industries, Inc, Class A	4,150	304,153
United States Steel Corp.	3,500	370,790

		2,674,836

STEEL-SPECIALTY — 0.4%
Allegheny Technologies, Inc.	13,800	1,517,310

TELECOM SERVICES — 0.1%
Cbeyond, Inc.†	1,700	69,343
Clearwire Corp., Class A†	800	19,552
Embarq Corp.	2,200	122,320
Iowa Telecommunications Services, Inc.	3,400	67,490
USA Mobility, Inc.†	6,800	114,716

		393,421

TELECOMMUNICATION EQUIPMENT — 0.1%
CommScope, Inc.†	3,000	150,720
Vtech Holdings, Ltd. ADR	900	65,925

		216,645

TELEPHONE-INTEGRATED — 1.8%
AT&T Inc.	79,800	3,376,338
BT Group PLC ADR	5,000	314,150
Deutsche Telekom AG ADR	2,800	54,964
France Telecom SA ADR	2,200	73,568
Nippon Telegraph & Telephone Corp. ADR	8,900	207,103
Qwest Communications International, Inc.†	34,000	311,440
Royal KPN NV ADR	12,000	208,440
Sprint Nextel Corp.	15,700	298,300
Telstra Corp., Ltd. ADR	5,000	96,250
Verizon Communications, Inc.	35,500	1,571,940

Windstream Corp.	33,753	476,592

		6,989,085

TELEVISION — 0.1%
CBS Corp., Class B	9,200	289,800

TEXTILE-APPAREL — 0.0%
Cherokee, Inc.	3,000	115,080

THERAPEUTICS — 0.9%
Amylin Pharmaceuticals, Inc.†	1,000	50,000
CV Therapeutics, Inc.†	3,800	34,124
Dendreon Corp.†	2,500	19,225
Gilead Sciences, Inc.†	85,400	3,490,298
Medarex, Inc.†	4,200	59,472
Progenics Pharmaceuticals, Inc.†	4,000	88,440

		3,741,559

TOBACCO — 0.7%
Altria Group, Inc.	12,500	869,125
British American Tobacco PLC ADR	10,300	741,394
Imperial Tobacco Group PLC ADR	5,600	513,856
Reynolds American, Inc.	7,300	464,207
UST, Inc.	6,000	297,600

		2,886,182

TOOLS-HAND HELD — 0.1%
Makita Corp. ADR	6,000	260,820

TOYS — 0.2%
Hasbro, Inc.	12,600	351,288
Mattel, Inc.	25,000	586,500

		937,788

TRANSACTIONAL SOFTWARE — 0.0%
VeriFone Holdings, Inc.†	500	22,165

TRANSPORT-EQUIPMENT & LEASING — 0.0%
Greenbrier Cos., Inc.	3,100	82,801

TRANSPORT-MARINE — 0.1%
A/S Dampskibsselskabet Torm ADR	1,900	77,558
Alexander & Baldwin, Inc.	1,500	75,195
Horizon Lines, Inc. Class A	3,000	91,590

		244,343

TRANSPORT-RAIL — 0.2%
Norfolk Southern Corp.	4,900	254,359
Union Pacific Corp.	4,300	486,158

		740,517

TRANSPORT-SERVICES — 0.2%
Expeditors International of Washington, Inc.	6,400	302,720
FedEx Corp.	3,300	345,675
Hub Group, Inc., Class A†	3,400	102,102

		750,497

TRAVEL SERVICE — 0.1%
Ambassadors Group, Inc.	5,600	213,360

ULTRA SOUND IMAGING SYSTEMS — 0.1%
SonoSite, Inc.†	5,800	177,016

VETERINARY DIAGNOSTICS — 0.1%
VCA Antech, Inc.†	4,813	200,943

WATER — 0.0%
California Water Service Group	1,000	38,490

WEB PORTALS/ISP — 1.0%
Google, Inc., Class A†	5,850	3,318,529
Yahoo!, Inc.†	27,800	746,152

		4,064,681

WIRE & CABLE PRODUCTS — 0.1%
General Cable Corp.†	2,900	194,648

WIRELESS EQUIPMENT — 0.8%
Motorola, Inc.	24,700	457,691
Nokia Oyj ADR	18,500	701,705
QUALCOMM, Inc.	43,800	1,850,988
ViaSat, Inc.†	3,000	92,490

		3,102,874

Total Common Stock
(cost $228,007,818)		268,821,988

Asset Backed Securities — 1.4%
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(2)	$1,132,636	1,117,108
Countrywide Alternative Loan Trust Series 2003-13T1, Class A1 4.00% due 08/25/33(2)	173,563	171,457
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(2)	753,894	735,528
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(2)	1,500,000	1,470,920
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(2)	944,600	927,597
Prime Mtg. Trust Series 2004-2, Class A2 4.75% due 11/25/19(2)	988,928	955,861
WFS Financial Owner Trust, Series 2004-3, Class A4 5.80% due 02/17/12	187,696	186,238

		5,564,709

Total Asset Backed Securities
(cost $5,677,070)		5,564,709

Convertible Bonds & Notes — 0.1%
THERAPEUTICS — 0.1%
CV Therapeutics, Inc. Senior Sub. Debentures 2.00% due 05/16/23 (cost $422,740)	500,000	439,375

Corporate Bonds & Notes — 7.0%
AEROSPACE/DEFENSE — 0.1%
Lockheed Martin Corp. Notes 6.15% due 09/01/36	500,000	505,387

AIRLINES — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. PassThrough Certificates Series 96-1 8.97% due 01/02/15	26,006	24,998

BANKS-SUPER REGIONAL — 0.2%
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	712,250

CABLE TV — 0.1%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 09/15/07†(3)(4)	500,000	0
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	500,000	547,201

		547,201

CASINO HOTEL — 0.2%
Caesars Entertainment, Inc. Senior Notes 7.50% due 09/01/09	750,000	768,750

CASINO SERVICES — 0.3%
OED Corp. / Diamond Jo LLC Company Guar. 8.75% due 04/15/12	1,250,000	1,246,875

ELECTRIC-INTEGRATED — 1.3%
Illinois Power Co. 1st Mtg. Bonds 7.50% due 06/15/09	670,000	689,086
Metropolitan Edison Co. Sec. Notes 4.95% due 03/15/13	500,000	480,840
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	952,500
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	500,000	484,120
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	872,776
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	500,000	495,252
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	500,000	497,871
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	500,000	509,802

		4,982,247

ENERGY-ALTERNATE SOURCES — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22†(3)(4)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22† (3)(4)	1,500,000	0

		0

FINANCE-INVESTMENT BANKER/BROKER — 0.9%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,137,423
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	538,252
Legg Mason, Inc. Senior Notes 6.75% due 07/02/08	500,000	503,443
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	1,000,000	1,006,930
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	492,393

		3,678,441

FINANCE-MORTGAGE LOAN/BANKER — 0.0%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	100,000	93,729

FOOD-RETAIL — 0.2%
Fred Meyer, Inc. Company Guar. 7.45% due 03/01/08	800,000	806,389

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
Cardinal Health, Inc. Notes 6.25% due 07/15/08	225,000	226,360
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,564,628

		1,790,988

MULTIMEDIA — 0.4%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	1,500,000	1,604,840

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	774,375
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	529,204

		1,303,579

OIL COMPANIES-INTEGRATED — 0.2%
Petro-Canada Notes 4.00% due 07/15/13	1,000,000	920,461

OIL REFINING & MARKETING — 0.3%
Tesoro Corp. Company Guar. 6.25% due 11/01/12	1,000,000	1,002,500

OIL-FIELD SERVICES — 0.2%
Hanover Compressor Co. Senior Notes 4.75% due 03/15/08	750,000	740,625

PIPELINES — 0.7%
El Paso Natural Gas Co. Debentures 7.50% due 11/15/26	1,500,000	1,588,345
El Paso Natural Gas Co. Bonds 8.38% due 06/15/32	500,000	587,591
Southern Natural Gas Co. Notes 8.00% due 03/01/32	500,000	565,217

		2,741,153

PUBLISHING-BOOKS — 0.3%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,058,617

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	732,403
Shurgard Storage Centers, Inc. Notes 5.88% due 03/15/13	1,000,000	984,701

		1,717,104

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.0%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	147,477

SAVINGS & LOANS/THRIFTS — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	125,000	120,470

SPECIAL PURPOSE ENTITY — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	243,750

TELECOM SERVICES — 0.3%
Qwest Corp. Notes 8.88% due 03/15/12	1,000,000	1,091,250

TOTAL CORPORATE BONDS & NOTES (cost $27,367,915)		27,849,081

Foreign Corporate Bonds & Notes — 0.5%
CRUISE LINES — 0.2%
Carnival Corp. Company Guar. Notes 3.75% due 11/15/07	250,000	249,520
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	533,193

		782,713

TELEPHONE-INTEGRATED — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	1,000,000	1,071,181

Total Foreign Corporate Bonds & Notes
(cost $1,807,718)		1,853,894

Foreign Government Agencies — 0.2%
SOVEREIGN — 0.2%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $680,359)	791,000	882,756

U.S. Government Agencies — 15.9%
FEDERAL HOME LOAN MTG. CORP. — 6.9%
4.50% due 01/01/19	828,399	799,487
4.50% due 07/01/19	967,396	932,077
4.50% due 06/01/35	1,283,609	1,192,655
5.00% due 06/01/33	557,518	534,369
5.00% due 08/01/33	1,539,483	1,474,482
5.00% due 05/01/34	2,458,373	2,351,188
5.00% due 04/01/35	777,312	743,421
5.00% due 10/01/35	880,083	840,890
5.00% due 02/01/36	715,673	683,802
5.50% due 11/01/17	219,771	219,811
5.50% due 01/01/18	346,095	346,159
5.50% due 11/01/18	436,771	436,424
5.50% due 07/01/19	473,868	473,905
5.50% due 05/01/31	259,884	255,343
5.50% due 11/01/32	641,798	630,448
5.50% due 04/01/33	981,884	964,549
5.50% due 08/01/33	490,015	481,983
5.50% due 12/01/33	846,957	831,709
5.50% due 01/01/34	1,759,731	1,726,685
5.50% due 11/01/34	1,034,923	1,015,489
5.50% due 09/01/35	976,801	957,647
5.50% due 01/01/36	856,159	839,370
5.50% due 04/01/36	913,197	894,309
6.00% due 04/01/17	173,124	175,715
6.00% due 05/01/17	306,391	310,973
6.00% due 05/01/31	143,756	144,750
6.00% due 09/01/32	85,090	85,568
6.00% due 12/01/33	589,510	593,286
6.00% due 05/01/34	619,007	621,082
6.00% due 01/01/35	1,232,097	1,234,099
6.06% due 03/01/37(5)	969,595	983,972
6.50% due 02/01/14	117,039	120,141
6.50% due 01/01/32	263,195	269,741
7.00% due 02/01/15	25,826	26,714
7.00% due 03/01/15	71,116	73,631
7.00% due 06/01/15	33,491	34,716
7.00% due 12/01/15	6,695	6,940
7.00% due 03/01/16	73,695	76,391
7.00% due 02/01/27	47,959	49,870
7.00% due 05/01/30	133	138
7.00% due 01/01/32	71,343	74,068
7.50% due 12/01/30	97,695	102,197
7.50% due 01/01/31	96,834	101,296
7.50% due 02/01/31	19,183	20,067
8.00% due 08/01/30	14,044	14,882

Federal Home Loan Mtg. Corp. REMIC Series 2981, Class PC 5.50% due 10/15/31(2)	2,000,000	1,989,985
Federal Home Loan Mtg. Corp. REMIC Series 2808, Class PG 5.50% due 04/15/33(2)	600,000	588,394
Federal Home Loan Mtg. Corp. REMIC Series 2449, Class ND 6.50% due 05/15/30(2)	456,948	459,422

		27,784,240

FEDERAL NATIONAL MTG. ASSOC. — 7.8%
3.25% due 11/15/07	1,000,000	997,887
4.00% due 09/01/18	1,212,301	1,146,087
4.00% due 10/01/18	2,766,466	2,615,367
4.50% due 12/01/18	523,588	505,750
4.50% due 11/01/19	1,011,790	975,153
5.00% due 01/01/18	925,597	909,842
5.00% due 06/01/18	863,294	849,341
5.00% due 10/01/18	627,730	617,428
5.00% due 12/01/19	873,279	857,560
5.00% due 04/01/34	1,293,540	1,237,151
5.00% due 06/01/34	833,624	797,284
5.50% due 01/01/17	364,376	366,349
5.50% due 02/01/33	986,587	971,693
5.50% due 05/01/33	523,992	515,057
5.50% due 06/01/33	839,532	825,250
5.50% due 02/01/34	1,398,826	1,370,134
5.50% due 04/01/34	419,802	412,033
5.50% due 08/01/34	529,975	519,108
5.50% due 09/01/34	1,107,401	1,084,693
5.50% due 01/01/35	758,227	744,195
5.50% due 02/01/35	714,189	700,386
5.50% due 03/01/35	927,924	910,751
5.80% due 07/16/13	1,000,000	1,000,525
6.00% due 10/01/35	725,302	727,006
6.00% due 08/01/18	73,117	74,078
6.00% due 10/01/22	390,348	394,264
6.00% due 05/01/31	242,994	244,746
6.00% due 08/01/31	431,231	434,340
6.00% due 04/01/32	261,345	262,882
6.00% due 01/01/34	485,542	487,994
6.00% due 09/01/34	742,337	745,055
6.00% due 04/01/37	981,755	983,223
6.25% due 02/01/11	1,000,000	1,050,257
6.50% due 06/01/19	61,890	63,681
6.50% due 09/01/24	118,134	120,811
6.50% due 09/01/25	19,722	20,234
6.50% due 11/01/25	37,975	38,966
6.50% due 05/01/26	27,373	28,087
6.50% due 11/01/27	1,388	1,429
6.50% due 07/01/29	243,849	250,444
6.50% due 07/01/31	11,296	11,578
6.50% due 01/01/32	65,677	67,320
6.50% due 03/01/32	315,138	322,825
6.50% due 04/01/32	414,531	424,549
6.50% due 12/01/32	161,587	165,491
6.50% due 07/01/34	309,612	316,579
7.00% due 05/01/15	2,374	2,455
7.00% due 12/01/15	5,057	5,230
7.00% due 01/01/16	54,554	56,414
7.00% due 04/01/16	19,550	20,227
7.00% due 05/01/29	38,655	40,277
7.00% due 09/01/29	20,898	21,772
7.00% due 12/01/29	8,089	8,429
7.00% due 01/01/31	17,991	18,748
7.00% due 07/01/31	61,188	63,719
7.50% due 02/01/16	194,962	201,244
7.50% due 11/01/30	91,050	94,008
7.50% due 01/01/31	181,683	190,042
7.50% due 02/01/31	54,042	56,515
7.50% due 03/01/31	89,572	92,603
8.00% due 01/01/16	354,381	371,881
Federal National Mtg. Assoc. REMIC Series 1993-248, Class SA 4.74% due 08/25/23(2)(5)	243,725	235,858
Federal National Mtg. Assoc. REMIC Series 2007-79, Class 5.50% due 12/25/35(2)	1,000,000	966,333
Federal National Mtg. Assoc. REMIC Series 2002-16, Class TM 7.00% due 04/25/32(2)	617,154	638,999

		31,249,617

GOVERNMENT NATIONAL MTG. ASSOC. — 1.2%
5.50% due 07/20/33	740,062	728,233
5.50% due 02/20/34	520,291	511,800
5.50% due 03/20/34	497,477	489,359
6.00% due 05/20/32	216,010	217,539
6.00% due 07/20/33	430,489	434,549
6.00% due 08/15/34	803,671	809,710
6.50% due 11/15/23	113,073	115,997
6.50% due 12/15/23	383,467	393,383
6.50% due 02/15/24	89,697	92,014
6.50% due 03/20/27	9,255	9,492
6.50% due 04/20/27	51,365	52,682
6.50% due 07/15/32	145,451	149,004
6.50% due 04/20/34	290,486	296,678
7.00% due 12/15/22	21,045	22,055
7.00% due 05/15/23	6,446	6,760
7.00% due 06/15/23	8,881	9,315
7.00% due 12/15/23	21,721	22,772
7.00% due 04/15/28	14,668	15,374
7.50% due 08/15/30	16,915	17,747
7.50% due 09/15/30	8,548	8,968
7.50% due 11/15/30	47,744	50,093
7.50% due 01/15/31	30,263	31,741
Government National Mtg. Assoc. REMIC Series 2002-70, Class PA 4.50% due 08/20/32(2)	109,390	105,903

		4,591,168

Total U.S. Government Agencies (cost $64,912,039)		63,625,025

U.S. Government Treasuries — 2.6%
UNITED STATES TREASURY BONDS — 0.5%
4.50% due 02/15/36	1,000,000	948,047
5.38% due 02/15/31	1,000,000	1,070,469

		2,018,516

UNITED STATES TREASURY NOTES — 2.1%
3.25% due 08/15/08	500,000	496,367
3.50% due 12/15/09	1,000,000	989,844
4.00% due 11/15/12	3,000,000	2,974,686
4.25% due 08/15/14	2,000,000	1,985,938
5.13% due 05/15/16	2,000,000	2,083,906

		8,530,741

Total U.S. Government Treasuries (cost $10,538,531)		10,549,257

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $339,414,190)		379,586,085

REPURCHASE AGREEMENT — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 3.70%, dated 09/28/07, to be repurchased 10/01/07 in the amount of $20,553,335 and collateralized by $18,530,000 of U.S. Treasury Bonds bearing interest at 6.00% due 02/15/26 and having approximate value of $20,962,248 (cost $20,547,000)	20,547,000	20,547,000

TOTAL INVESTMENTS (cost $359,961,190) (7)	100.0%	400,133,085
Liabilities in excess of other assets	0.0	(122,888)

NET ASSETS	100.0%	$400,010,197

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $1,848,590 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Consists of more than one type of securities traded together as a unit.

(2)	Collateralized Mortgage Obligation

(3)	Illiquid security

(4)	Fair valued security; see Note 1

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depository Receipt

REMIC	—	Real Estate Mortgage Investment Conduit

TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 98.7%
AEROSPACE/DEFENSE — 1.7%
Boeing Co.	1,590	$166,934
General Dynamics Corp.	1,410	119,103

		286,037

AEROSPACE/DEFENSE-EQUIPMENT — 0.8%
United Technologies Corp.	1,600	128,768

APPAREL MANUFACTURER — 0.6%
Carter’s, Inc.†	5,200	103,740

APPLICATIONS SOFTWARE — 2.0%
Microsoft Corp.	11,890	350,279

ATHLETIC FOOTWEAR — 0.6%
NIKE, Inc., Class B	1,900	111,454

AUTO-HEAVY DUTY TRUCKS — 0.6%
Oshkosh Truck Corp., Class B	1,800	111,546

BANKS-FIDUCIARY — 1.4%
State Street Corp.	3,600	245,376

BANKS-SUPER REGIONAL — 3.3%
Bank of America Corp.	6,325	317,958
PNC Financial Services Group, Inc.	3,735	254,353

		572,311

BEVERAGES-NON-ALCOHOLIC — 1.3%
PepsiCo, Inc.	2,930	214,652

CELLULAR TELECOM — 0.8%
America Movil SAB de CV, Series L ADR	2,100	134,400

COMMERCIAL SERVICES — 0.7%
Iron Mountain, Inc.†	1,720	52,426
Quanta Services, Inc.†	2,800	74,060

		126,486

COMPUTERS — 3.5%
Apple, Inc.†	200	30,708
Hewlett-Packard Co.	5,965	296,997
International Business Machines Corp.	2,295	270,351

		598,056

COMPUTERS-MEMORY DEVICES — 1.7%
EMC Corp.†	14,025	291,720

COSMETICS & TOILETRIES — 1.2%
Colgate-Palmolive Co.	1,200	85,584
Procter & Gamble Co.	1,700	119,578

		205,162

DIVERSIFIED MANUFACTURING OPERATIONS — 5.9%
Danaher Corp.	2,495	206,362
Dover Corp.	5,855	298,312
General Electric Co.	12,115	501,561

		1,006,235

DIVERSIFIED MINERALS — 3.2%
Cia Vale do Rio Doce ADR	16,055	544,746

E-COMMERCE/SERVICES — 0.8%
eBay, Inc.†	700	27,314
priceline.com, Inc.†	1,150	102,062

		129,376

ELECTRIC-INTEGRATED — 4.2%
American Electric Power Co., Inc.	8,560	394,445
Exelon Corp.	2,790	210,254
FirstEnergy Corp.	600	38,004
MDU Resources Group, Inc.	2,700	75,168

		717,871

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.7%
Altera Corp.	2,280	54,902
Texas Instruments, Inc.	1,700	62,203

		117,105

ELECTRONIC CONNECTORS — 1.1%
Amphenol Corp., Class A	3,000	119,280
Thomas & Betts Corp.†	1,300	76,232

		195,512

ELECTRONIC FORMS — 0.9%
Adobe Systems, Inc.†	3,485	152,155

ENGINEERING/R&D SERVICES — 0.4%
Fluor Corp.	460	66,231

ENTERPRISE SOFTWARE/SERVICE — 0.7%
Oracle Corp.†	5,200	112,580

FINANCE-INVESTMENT BANKER/BROKER — 4.9%
Citigroup, Inc.	10,487	489,428
E*TRADE Financial Corp.†	5,695	74,377
Merrill Lynch & Co., Inc.	1,060	75,557
The Goldman Sachs Group, Inc.	460	99,700
UBS AG	1,980	105,435

		844,497

FINANCIAL GUARANTEE INSURANCE — 0.4%
Ambac Financial Group, Inc.	400	25,164
MBIA, Inc.	770	47,009

		72,173

HUMAN RESOURCES — 0.8%
Manpower, Inc.	2,200	141,570

INSTRUMENTS-SCIENTIFIC — 0.5%
Waters Corp.†	1,300	86,996

INSURANCE-MULTI-LINE — 0.8%
ACE, Ltd.	2,255	136,585

INSURANCE-PROPERTY/CASUALTY — 0.6%
W.R. Berkley Corp.	3,350	99,261

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.0%
Affiliated Managers Group, Inc.†	1,000	127,510
Franklin Resources, Inc.	400	51,000

		178,510

MACHINERY-CONSTRUCTION & MINING — 2.5%
Caterpillar, Inc.	3,345	262,348
Joy Global, Inc.	800	40,688
Terex Corp.†	1,350	120,177

		423,213

MACHINERY-PUMPS — 0.6%
Graco, Inc.	2,800	109,508

MEDICAL INSTRUMENTS — 2.6%
Medtronic, Inc.	6,445	363,562
St. Jude Medical, Inc.†	1,800	79,326

		442,888

MEDICAL-BIOMEDICAL/GENE — 2.7%
Amgen, Inc.†	3,465	196,015
Genentech, Inc.†	2,620	204,412

Genzyme Corp.†	900	55,764

		456,191

MEDICAL-DRUGS — 3.0%
Abbott Laboratories	1,635	87,669
Daiichi Sankyo Co., Ltd.	2,150	60,738
Eli Lilly & Co.	4,080	232,274
Schering-Plough Corp.	4,215	133,320

		514,001

MEDICAL-GENERIC DRUGS — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	2,500	111,175

MEDICAL-HMO — 3.2%
Coventry Health Care, Inc.†	1,400	87,094
Health Net, Inc.†	2,200	118,910
UnitedHealth Group Inc.	4,000	193,720
WellPoint, Inc.†	1,830	144,424

		544,148

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.6%
Cardinal Health, Inc.	1,600	100,048

METAL PROCESSORS & FABRICATION — 1.0%
Precision Castparts Corp.	1,120	165,738

METAL-DIVERSIFIED — 1.8%
Freeport-McMoRan Copper & Gold, Inc.	2,895	303,657

MULTIMEDIA — 1.0%
Time Warner, Inc.	3,335	61,231
Viacom, Inc., Class B†	2,725	106,193

		167,424

NETWORKING PRODUCTS — 3.3%
Cisco Systems, Inc.†	16,910	559,890

OIL & GAS DRILLING — 2.7%
GlobalSantaFe Corp.	6,190	470,564

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.9%
Apache Corp.	1,930	173,816
EOG Resources, Inc.	3,095	223,861
Woodside Petroleum, Ltd. ADR	2,400	106,560

		504,237

OIL COMPANIES-INTEGRATED — 5.5%
ConocoPhillips	2,470	216,792
ExxonMobil Corp.	7,780	720,117

		936,909

OIL FIELD MACHINERY & EQUIPMENT — 1.1%
Cameron International Corp.†	900	83,061
Complete Production Services, Inc.†	5,100	104,448

		187,509

OIL-FIELD SERVICES — 0.4%
Halliburton Co.	1,964	75,418

PIPELINES — 0.5%
Williams Cos., Inc.	2,430	82,766

RETAIL-APPAREL/SHOE — 1.2%
American Eagle Outfitters, Inc.	7,920	208,375

RETAIL-DISCOUNT — 0.5%
Target Corp.	1,450	92,177

RETAIL-OFFICE SUPPLIES — 1.6%
Staples, Inc.	12,465	267,873

RETAIL-REGIONAL DEPARTMENT STORES — 1.8%
Kohl’s Corp.†	5,315	304,709

SEMICONDUCTOR EQUIPMENT — 1.7%
Applied Materials, Inc.	3,295	68,207
Lam Research Corp.†	4,270	227,420

		295,627

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.9%
Maxim Integrated Products, Inc.	5,135	150,712

STEEL-SPECIALTY — 0.2%
Allegheny Technologies, Inc.	300	32,985

TELECOM EQUIPMENT-FIBER OPTICS — 1.7%
Corning, Inc.	12,110	298,511

TELEPHONE-INTEGRATED — 2.1%
AT&T Inc.	8,495	359,423

TOBACCO — 1.2%
Altria Group, Inc.	3,055	212,414

WEB PORTALS/ISP — 1.9%
Google, Inc., Class A†	590	334,689

WIRELESS EQUIPMENT — 0.8%
Nokia Oyj ADR	3,100	117,583
QUALCOMM, Inc.	500	21,130

		138,713

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $14,664,258)		16,932,882

REPURCHASE AGREEMENT — 1.2%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $205,000)	$205,000	205,000

TOTAL INVESTMENTS (cost $14,869,258) (2)	99.9%	17,137,882
Other assets less liabilities	0.1	23,567

NET ASSETS	100.0%	$17,161,449

†	Non-income producing security

(1)	See Note 2 for detail of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 98.7%
AEROSPACE/DEFENSE — 1.4%
Boeing Co.	53,565	$5,623,789
General Dynamics Corp.	67,025	5,661,602

		11,285,391

AEROSPACE/DEFENSE-EQUIPMENT — 0.7%
United Technologies Corp.	72,465	5,831,983

APPAREL MANUFACTURERS — 1.3%
Carter’s, Inc.†	275,600	5,498,220
Gymboree Corp.†	162,400	5,722,976

		11,221,196

APPLICATIONS SOFTWARE — 1.3%
Microsoft Corp.	354,895	10,455,207

AUTO-HEAVY DUTY TRUCKS — 1.0%
Oshkosh Truck Corp., Class B	129,600	8,031,312

BANKS-FIDUCIARY — 1.4%
State Street Corp.	165,185	11,259,010

BANKS-SUPER REGIONAL — 2.2%
Bank of America Corp.	122,910	6,178,686
PNC Financial Services Group, Inc.	181,405	12,353,680

		18,532,366

BEVERAGES-NON-ALCOHOLIC — 1.3%
PepsiCo, Inc.	145,020	10,624,165

COMMERCIAL SERVICES — 1.4%
Iron Mountain, Inc.†	77,510	2,362,505
Quanta Services, Inc.†	141,420	3,740,559
Steiner Leisure, Ltd.†	135,200	5,867,680

		11,970,744

COMMERCIAL SERVICES-FINANCE — 0.6%
H&R Block, Inc.	218,300	4,623,594

COMPUTER AIDED DESIGN — 0.6%
Autodesk, Inc.†	93,700	4,682,189

COMPUTER SERVICES — 1.4%
DST Systems, Inc.†	67,000	5,749,270
Perot Systems Corp., Class A†	359,200	6,074,072

		11,823,342

COMPUTERS — 1.5%
Hewlett-Packard Co.	183,725	9,147,668
International Business Machines Corp.	30,330	3,572,134

		12,719,802

COMPUTERS-MEMORY DEVICES — 1.3%
EMC Corp.†	413,895	8,609,016
Network Appliance, Inc.†	67,700	1,821,807

		10,430,823

COSMETICS & TOILETRIES — 0.7%
Procter & Gamble Co.	76,980	5,414,773

DIVERSIFIED MANUFACTURING OPERATIONS — 4.8%
Danaher Corp.	119,610	9,892,943
Dover Corp.	243,645	12,413,713
General Electric Co.	440,600	18,240,840

		40,547,496

DIVERSIFIED MINERALS — 2.1%
Cia Vale do Rio Doce ADR	522,505	17,728,595

DRUG DELIVERY SYSTEMS — 0.8%
Hospira, Inc.†	163,700	6,785,365

E-COMMERCE/SERVICES — 1.1%
eBay, Inc.†	50,000	1,951,000
priceline.com, Inc.†	84,500	7,499,375

		9,450,375

ELECTRIC-INTEGRATED — 4.5%
American Electric Power Co., Inc.	448,165	20,651,443
Exelon Corp.	143,145	10,787,407
FirstEnergy Corp.	39,700	2,514,598
MDU Resources Group, Inc.	140,900	3,922,656

		37,876,104

ELECTRONIC COMPONENTS-MISC. — 0.7%
Benchmark Electronics, Inc.†	235,100	5,611,837

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.3%
Altera Corp.	311,555	7,502,244
MEMC Electronic Materials, Inc.†	76,400	4,496,904
QLogic Corp.†	260,900	3,509,105
Texas Instruments, Inc.	103,700	3,794,383

		19,302,636

ELECTRONIC CONNECTORS — 2.5%
Amphenol Corp., Class A	208,900	8,305,864
Thomas & Betts Corp.†	214,100	12,554,824

		20,860,688

ELECTRONIC FORMS — 0.5%
Adobe Systems, Inc.†	99,660	4,351,156

ENGINEERING/R&D SERVICES — 0.4%
Fluor Corp.	20,750	2,987,585

FINANCE-INVESTMENT BANKER/BROKER — 4.3%
Citigroup, Inc.	412,876	19,268,923
E*TRADE Financial Corp.†	629,350	8,219,311
Merrill Lynch & Co., Inc.	48,100	3,428,568
UBS AG	90,340	4,810,605

		35,727,407

FINANCIAL GUARANTEE INSURANCE — 0.6%
Ambac Financial Group, Inc.	6,500	408,915
MBIA, Inc.	69,100	4,218,555

		4,627,470

HUMAN RESOURCES — 1.0%
Manpower, Inc.	135,600	8,725,860

INSTRUMENTS-SCIENTIFIC — 0.6%
Waters Corp.†	71,300	4,771,396

INSURANCE-MULTI-LINE — 0.7%
ACE, Ltd.	101,190	6,129,078

INSURANCE-PROPERTY/CASUALTY — 0.7%
W.R. Berkley Corp.	192,650	5,708,220

INSURANCE-REINSURANCE — 0.6%
Endurance Specialty Holdings, Ltd.	123,700	5,139,735

INTERNET INFRASTRUCTURE SOFTWARE — 0.1%
Akamai Technologies, Inc.†	40,800	1,172,184

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.4%
Affiliated Managers Group, Inc.†	54,000	6,885,540
Franklin Resources, Inc.	18,100	2,307,750
Invesco PLC ADR	402,555	10,989,751

		20,183,041

MACHINERY-CONSTRUCTION & MINING — 1.6%
Caterpillar, Inc.	89,475	7,017,524
Terex Corp.†	74,400	6,623,088

		13,640,612

MACHINERY-PUMPS — 0.8%
Graco, Inc.	174,700	6,832,517

MEDICAL INSTRUMENTS — 1.5%
Medtronic, Inc.	222,570	12,555,174

MEDICAL-BIOMEDICAL/GENE — 2.1%
Amgen, Inc.†	82,670	4,676,642
Genentech, Inc.†	64,255	5,013,175
Genzyme Corp.†	39,910	2,472,824
Invitrogen Corp.†	66,300	5,418,699

		17,581,340

MEDICAL-DRUGS — 3.2%
Abbott Laboratories	73,755	3,954,743
Daiichi Sankyo Co., Ltd.	98,680	2,787,710
Eli Lilly & Co.	165,270	9,408,821
Endo Pharmaceuticals Holdings, Inc.†	150,200	4,657,702
Schering-Plough Corp.	190,675	6,031,050

		26,840,026

MEDICAL-GENERIC DRUGS — 0.9%
Barr Pharmaceuticals, Inc.†	136,500	7,768,215

MEDICAL-HMO — 2.8%
Coventry Health Care, Inc.†	146,300	9,101,323
Health Net, Inc.†	146,900	7,939,945
WellPoint, Inc.†	82,450	6,506,954

		23,548,222

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.4%
Amedisys, Inc.†	91,699	3,523,076

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 1.0%
Cardinal Health, Inc.	131,400	8,216,442

METAL PROCESSORS & FABRICATION — 0.9%
Precision Castparts Corp.	51,100	7,561,778

METAL-DIVERSIFIED — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	182,565	19,149,243

MOTION PICTURES & SERVICES — 1.5%
Dreamworks Animation SKG, Inc., Class A†	369,600	12,352,032

MULTIMEDIA — 0.9%
Time Warner, Inc.	150,935	2,771,167
Viacom, Inc., Class B†	123,020	4,794,089

		7,565,256

NETWORKING PRODUCTS — 3.0%
Cisco Systems, Inc.†	595,205	19,707,238
Foundry Networks, Inc.†	299,700	5,325,669

		25,032,907

OFFICE FURNISHINGS-ORIGINAL — 0.7%
Herman Miller, Inc.	217,400	5,900,236

OIL & GAS DRILLING — 3.2%
Atwood Oceanics, Inc.†	52,200	3,996,432
GlobalSantaFe Corp.	233,075	17,718,361
Noble Corp.	106,200	5,209,110

		26,923,903

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.7%
Apache Corp.	92,640	8,343,158
EOG Resources, Inc.	58,415	4,225,157
Noble Energy, Inc.	124,200	8,698,968
Ultra Petroleum Corp.†	63,900	3,964,356
Woodside Petroleum, Ltd. ADR	123,400	5,478,960

		30,710,599

OIL COMPANIES-INTEGRATED — 3.0%
ConocoPhillips	111,225	9,762,218
ExxonMobil Corp.	163,125	15,098,850

		24,861,068

OIL FIELD MACHINERY & EQUIPMENT — 1.1%
Cameron International Corp.†	41,400	3,820,806
Complete Production Services, Inc.†	257,500	5,273,600

		9,094,406

OIL REFINING & MARKETING — 0.2%
Sunoco, Inc.	25,200	1,783,656

OIL-FIELD SERVICES — 1.0%
Halliburton Co.	88,073	3,382,003
Hercules Offshore, Inc.†	198,100	5,172,391

		8,554,394

PIPELINES — 0.4%
Williams Cos., Inc.	109,195	3,719,182

RETAIL-APPAREL/SHOE — 2.2%
American Eagle Outfitters, Inc.	507,550	13,353,640
Jos. A. Bank Clothiers, Inc.†	159,350	5,325,477

		18,679,117

RETAIL-AUTO PARTS — 0.6%
O’Reilly Automotive, Inc.†	160,300	5,355,623

RETAIL-OFFICE SUPPLIES — 0.9%
Staples, Inc.	364,410	7,831,171

RETAIL-REGIONAL DEPARTMENT STORES — 1.1%
Kohl’s Corp.†	166,965	9,572,103

SEMICONDUCTOR EQUIPMENT — 2.0%
Applied Materials, Inc.	150,390	3,113,073
Lam Research Corp.†	217,675	11,593,370
Varian Semiconductor Equipment Associates, Inc.†	44,776	2,396,412

		17,102,855

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.8%
Maxim Integrated Products, Inc.	232,860	6,834,441

STEEL-SPECIALTY — 0.2%
Allegheny Technologies, Inc.	12,900	1,418,355

TELECOM EQUIPMENT-FIBER OPTICS — 1.0%
Corning, Inc.	332,495	8,196,002

TELEPHONE-INTEGRATED — 1.2%
AT&T Inc.	246,280	10,420,107

TOBACCO — 1.4%
Altria Group, Inc.	166,075	11,547,195

TRANSPORT-SERVICES — 0.7%
Hub Group, Inc., Class A†	205,200	6,162,156

WEB PORTALS/ISP — 1.5%
Google, Inc., Class A†	21,370	12,122,560

WIRELESS EQUIPMENT — 0.1%
QUALCOMM, Inc.	25,200	1,064,952

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $740,946,001)		826,613,046

REPURCHASE AGREEMENT — 1.2%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $9,750,000)	$9,750,000	9,750,000

TOTAL INVESTMENTS (cost $750,696,001) (2)	99.9%	836,363,046
Other assets less liabilities	0.1	991,396

NET ASSETS	100.0%	$837,354,442

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 100.3%
ADVERTISING SALES — 1.8%
Focus Media Holding, Ltd. ADR†	493,200	$28,615,464
Lamar Advertising Co., Class A†	87,200	4,270,184

		32,885,648

AEROSPACE/DEFENSE — 2.9%
Boeing Co.	204,600	21,480,954
General Dynamics Corp.	163,000	13,768,610
Rockwell Collins, Inc.	244,900	17,887,496

		53,137,060

AGRICULTURAL CHEMICALS — 3.1%
Monsanto Co.	260,900	22,369,566
Potash Corp. of Saskatchewan, Inc. (1)	325,400	34,394,780

		56,764,346

APPAREL MANUFACTURER — 1.2%
Coach, Inc.†	475,300	22,467,431

APPLICATIONS SOFTWARE — 0.7%
Red Hat, Inc.†	649,500	12,905,565

BANKS-COMMERCIAL — 0.7%
Julius Baer Holding AG	174,285	13,031,144

BEVERAGES-NON-ALCOHOLIC — 2.0%
Hansen Natural Corp.†	321,500	18,222,620
PepsiCo, Inc.	246,900	18,087,894

		36,310,514

CASINO HOTEL — 0.9%
MGM Mirage, Inc.†	180,000	16,099,200

CHEMICALS-OTHER — 0.7%
Kingboard Chemical Holdings, Ltd.	1,890,500	12,013,443

CHEMICALS-SPECIALTY — 0.8%
Hercules, Inc.	658,270	13,836,835

COAL — 0.9%
CONSOL Energy, Inc.	350,000	16,310,000

COMMERCIAL SERVICES — 0.9%
Iron Mountain, Inc.†	559,800	17,062,704

COMPUTER SERVICES — 1.1%
Cognizant Technology Solutions Corp., Class A†	246,700	19,679,259

COMPUTERS — 5.1%
Apple, Inc.† (1)	262,900	40,365,666
Research In Motion Ltd.† (1)	526,500	51,886,575

		92,252,241

COMPUTERS-INTEGRATED SYSTEMS — 0.6%
Diebold, Inc.	250,000	11,355,000

COMPUTERS-MEMORY DEVICES — 1.0%
EMC Corp.†	854,200	17,767,360

CONSULTING SERVICES — 0.8%
Accenture Ltd., Class A	366,700	14,759,675

CONTAINERS-METAL/GLASS — 1.1%
Owens-Illinois, Inc.†	502,500	20,828,625

DATA PROCESSING/MANAGEMENT — 2.3%
MoneyGram International, Inc.	438,100	9,896,679
NAVTEQ Corp.†	418,300	32,614,851

		42,511,530

E-COMMERCE/SERVICES — 2.3%
Ctrip.com International, Ltd. ADR	734,500	38,047,100
Orbitz Worldwide, Inc.†	258,800	2,921,852

		40,968,952

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.4%
Broadcom Corp., Class A†	745,800	27,176,952
NVIDIA Corp.†	447,750	16,226,460

		43,403,412

ELECTRONIC FORMS — 1.1%
Adobe Systems, Inc.†	443,100	19,345,746

ELECTRONIC MEASUREMENT INSTRUMENTS — 5.1%
FLIR Systems, Inc.†	701,200	38,839,468
Garmin, Ltd.(1)	358,400	42,792,960
Trimble Navigation, Ltd.†	291,100	11,414,031

		93,046,459

ENERGY-ALTERNATE SOURCES — 3.5%
LDK Solar Co., Ltd. ADR†	246,300	16,970,070
Sunpower Corp., Class A†	252,200	20,887,204
Suntech Power Holdings Co., Ltd. ADR†	479,600	19,136,040
Theolia SA†	234,860	6,262,603

		63,255,917

ENGINEERING/R&D SERVICES — 2.7%
ABB, Ltd. ADR	1,169,200	30,668,116
Fluor Corp.	130,500	18,789,390

		49,457,506

ENTERPRISE SOFTWARE/SERVICE — 1.7%
Concur Technologies, Inc.†	554,700	17,484,144
Oracle Corp.†	644,100	13,944,765

		31,428,909

ENTERTAINMENT SOFTWARE — 2.0%
Activision, Inc.†	862,600	18,623,534
Electronic Arts, Inc.†	305,500	17,104,945

		35,728,479

FILTRATION/SEPARATION PRODUCTS — 0.7%
Pall Corp.	332,100	12,918,690

FINANCE-INVESTMENT BANKER/BROKER — 1.2%
Aberdeen Asset Management	3,719,473	13,926,364
E*TRADE Financial Corp.†	650,100	8,490,306

		22,416,670

FOOD-MISC. — 1.2%
Nestle SA	49,002	22,012,494

FOOD-RETAIL — 0.8%
Whole Foods Market, Inc.	283,300	13,870,368

FOOTWEAR & RELATED APPAREL — 1.5%
CROCS, Inc.†	419,300	28,197,925

HOTEL/MOTEL — 0.8%
Accor SA	172,147	15,283,147

INSURANCE-MULTI-LINE — 0.6%
Assurant, Inc.	215,200	11,513,200

INTERNET CONTENT-ENTERTAINMENT — 0.1%
Perfect World Co., Ltd. ADR†	50,000	1,365,500

INTERNET INFRASTRUCTURE SOFTWARE — 1.4%
Akamai Technologies, Inc.†	301,900	8,673,587
F5 Networks, Inc.†	467,200	17,375,168

		26,048,755

INTERNET SECURITY — 0.7%
McAfee, Inc.†	381,020	13,286,167

MACHINE TOOLS & RELATED PRODUCTS — 1.0%
Kennametal, Inc.	218,400	18,341,232

MACHINERY-PUMPS — 1.5%
Flowserve Corp.	357,800	27,257,204

MEDICAL INFORMATION SYSTEMS — 0.7%
Cerner Corp.†	223,900	13,391,459

MEDICAL INSTRUMENTS — 2.8%
Intuitive Surgical, Inc.†	81,200	18,676,000
Medtronic, Inc.	238,600	13,459,426
St. Jude Medical, Inc.†	420,000	18,509,400

		50,644,826

MEDICAL-BIOMEDICAL/GENE — 1.9%
Charles River Laboratories International, Inc.†	472,600	26,536,490
Vertex Pharmaceuticals, Inc.†	223,100	8,569,271

		35,105,761

MEDICAL-DRUGS — 4.6%
Auxilium Pharmaceuticals, Inc.†	453,300	9,555,564
Cephalon, Inc.†	211,600	15,459,496
Elan Corp. PLC ADR†	391,400	8,235,056
Schering-Plough Corp.	1,208,400	38,221,692
Shionogi & Co., Ltd.	796,000	12,272,807

		83,744,615

MEDICAL-HMO — 0.9%
WellPoint, Inc.†	198,600	15,673,512

MOTION PICTURES & SERVICES — 0.8%
Dreamworks Animation SKG, Inc., Class A†	430,200	14,377,284

NON-FERROUS METALS — 0.7%
Cameco Corp.	284,200	13,141,408

NON-HAZARDOUS WASTE DISPOSAL — 1.0%
Republic Services, Inc.	554,100	18,124,611

OIL & GAS DRILLING — 1.2%
Transocean, Inc.†	188,000	21,253,400

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.4%
Chesapeake Energy Corp.	370,600	13,067,356
EOG Resources, Inc.	175,800	12,715,614

		25,782,970

PATIENT MONITORING EQUIPMENT — 1.2%
Mindray Medical International, Ltd. ADR	510,300	21,917,385

PHARMACY SERVICES — 0.8%
Medco Health Solutions, Inc.†	158,800	14,353,932

PHYSICAL THERAPY/REHABILATION CENTERS — 0.7%
Psychiatric Solutions, Inc.†	339,600	13,339,488

RETAIL-APPAREL/SHOE — 2.3%
American Eagle Outfitters, Inc.	700,265	18,423,972
Under Armour, Inc., Class A†	380,800	22,779,456

		41,203,428

RETAIL-DISCOUNT — 3.1%
Costco Wholesale Corp.	329,400	20,215,278
Dollar Tree Stores, Inc.†	906,400	36,745,456

		56,960,734

RETAIL-REGIONAL DEPARTMENT STORES — 0.9%
Kohl’s Corp.†	274,400	15,731,352

RETAIL-SPORTING GOODS — 2.3%
Dick’s Sporting Goods, Inc.†	630,500	42,338,075

SOAP & CLEANING PREPARATION — 0.9%
Church & Dwight Co., Inc.	346,700	16,308,768

SOFTWARE TOOLS — 0.9%
VMware, Inc. Class A†	183,200	15,572,000

TELECOM SERVICES — 0.5%
Amdocs, Ltd.†	255,200	9,490,888

TELECOMMUNICATION EQUIPMENT — 1.0%
Nice Systems, Ltd. ADR†	518,342	18,577,377

THERAPEUTICS — 2.0%
Amylin Pharmaceuticals, Inc.†	346,100	17,305,000
Gilead Sciences, Inc.†	451,100	18,436,457

		35,741,457

TOYS — 1.0%
Nintendo Co., Ltd.	35,000	18,221,390

WEB HOSTING/DESIGN — 1.1%
Equinix, Inc.†	226,500	20,088,285

WEB PORTALS/ISP — 1.6%
Google, Inc., Class A†	51,700	29,327,859

WIRELESS EQUIPMENT — 1.0%
QUALCOMM, Inc.	445,500	18,826,830

X-RAY EQUIPMENT — 2.1%
Hologic, Inc.†	633,600	38,649,600

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,442,623,475)		1,829,013,006

REPURCHASE AGREEMENT — 1.0%
SBC Warburg Joint Repurchase Agreement (2) (cost $19,290,000)	$19,290,000	19,290,000

TOTAL INVESTMENTS (cost $1,461,913,475) (3)	101.3%	1,848,303,006
Liabilities in excess of other assets	(1.3)	(24,027,775)

NET ASSETS	100.0%	$1,824,275,231

†	Non-income producing security

(1)	A portion of this security is subject to options written.

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 3 for cost of investments on a tax basis.
ADR — American Depository Receipt
Open call option contracts written September 30, 2007 were as follows:

						Unrealized
	Contract	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	September 30, 2007	(Depreciation)
Apple, Inc.	October 2007	$15.00	570	$352,825	$855,000	$(502,175)
Garmin, Ltd.	October 2007	5.30	1,800	228,568	954,000	(725,432)
Potash Corp. of Saskatchewan, Inc.	December 2007	27.90	3,204	1,432,166	8,939,160	(7,506,994)
Research in Motion Ltd.	December 2007	19.70	3,000	1,133,983	5,910,000	(4,776,017)

			8,574	$3,147,542	$16,658,160	$(13,510,618)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 86.8%
COAL — 3.6%
CONSOL Energy, Inc.	249,700	$11,636,020
Peabody Energy Corp.	151,300	7,242,731

		18,878,751

DIVERSIFIED MINERALS — 5.0%
Anglo American PLC	88,634	5,943,448
Cia Vale do Rio Doce ADR	107,948	3,662,676
Xstrata PLC	251,145	16,610,383

		26,216,507

METAL-ALUMINUM — 2.4%
Alcoa, Inc.	121,100	4,737,432
Alumina, Ltd.	1,266,158	8,003,435

		12,740,867

METAL-DIVERSIFIED — 6.3%
Freeport-McMoRan Copper & Gold, Inc.	141,000	14,789,490
Vedanta Resources PLC	436,445	18,063,414

		32,852,904

MINING — 3.5%
AngloGold Ashanti, Ltd. ADR	122,300	5,734,647
Barrick Gold Corp.	163,749	6,595,810
Gold Fields, Ltd.	327,811	5,913,735

		18,244,192

NON-FERROUS METALS — 3.7%
Cameco Corp.	419,600	19,402,304

OIL & GAS DRILLING — 1.3%
GlobalSantaFe Corp.	88,176	6,703,140

OIL COMPANIES-EXPLORATION & PRODUCTION — 22.8%
Canadian Natural Resources, Ltd.	282,200	21,401,146
Denbury Resources, Inc.†	133,800	5,979,522
Devon Energy Corp.	57,700	4,800,640
EnCana Corp.	263,782	16,282,022
EOG Resources, Inc.	228,900	16,556,337
Newfield Exploration Co.†	134,000	6,453,440
Noble Energy, Inc.	74,500	5,217,980
OAO Gazprom ADR	177,050	7,807,905
Talisman Energy, Inc.	643,600	12,615,555
Ultra Petroleum Corp.†	56,800	3,523,872
Western Oil Sands, Inc.† Class A	192,854	7,537,246
XTO Energy, Inc.	184,742	11,424,445

		119,600,110

OIL COMPANIES-INTEGRATED — 22.1%
BP PLC ADR	171,800	11,914,330
ConocoPhillips	123,360	10,827,307
ENI SPA ADR	168,400	12,421,184
ExxonMobil Corp.	218,984	20,269,159
LUKOIL ADR	104,700	8,700,570
Petro-Canada	112,900	6,466,807
Petroleo Brasileiro SA ADR	178,900	13,506,950
Royal Dutch Shell PLC ADR	75,800	6,229,244
Suncor Energy, Inc.	106,300	10,077,882
Total SA ADR	195,500	15,841,365

		116,254,798

OIL REFINING & MARKETING — 3.9%
Valero Energy Corp.	304,000	20,422,720

OIL-FIELD SERVICES — 3.0%
Baker Hughes, Inc.	90,600	8,187,522
Halliburton Co.	197,700	7,591,680

		15,779,202

PAPER & RELATED PRODUCTS — 1.1%
Bowater, Inc.	159,800	2,384,216
Mondi PLC	24,350	230,848
Mondi, Ltd.†	9,740	96,907
Smurfit-Stone Container Corp.†	268,900	3,140,752

		5,852,723

PIPELINES — 1.5%
Equitable Resources, Inc.	150,200	7,790,874

PLATINUM — 2.5%
Anglo American Platinum Corp., Ltd.	87,554	13,264,331

STEEL-PRODUCERS — 4.1%
Arcelor Mittal, Class A NY Reg Shares	143,909	11,276,709
Nucor Corp.	173,100	10,294,257

		21,570,966

Total Common Stock (cost $225,645,408)		455,574,389

Preferred Stock — 8.1%
DIVERSIFIED MINERALS — 7.7%
Cia Vale do Rio Doce ADR	1,410,400	40,125,880

PLATINUM — 0.4%
Anglo Platinum, Ltd. (Convertible) 6.38%(1)	37,751	2,073,538

Total Preferred Stock (cost $5,213,975)		42,199,418

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $230,859,383)		497,773,807

REPURCHASE AGREEMENT — 5.6%
UBS Securities, LLC Joint Repurchase Agreement (2) (cost $29,305,000)	$29,305,000	29,305,000

TOTAL INVESTMENTS (cost $260,164,383) (3)	100.5%	527,078,807
Liabilities in excess of other assets	(0.5)	(2,455,848)

NET ASSETS	100.0%	$524,622,959

†	Non-income producing security

(1)	Variable Rate Security — the rate reflected is as of September 30, 2007.

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 63.9%
AEROSPACE/DEFENSE — 1.1%
Boeing Co.	2,740	$287,672
General Dynamics Corp.	2,425	204,840

		492,512

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
United Technologies Corp.	2,765	222,527

APPAREL MANUFACTURER — 0.4%
Carter’s, Inc.†	9,500	189,525

APPLICATIONS SOFTWARE — 1.3%
Microsoft Corp.	20,375	600,248

ATHLETIC FOOTWEAR — 0.4%
NIKE, Inc., Class B	3,300	193,578

AUTO-HEAVY DUTY TRUCKS — 0.4%
Oshkosh Truck Corp., Class B	3,200	198,304

BANKS-FIDUCIARY — 0.9%
State Street Corp.	6,055	412,709

BANKS-SUPER REGIONAL — 2.2%
Bank of America Corp.	10,775	541,659
PNC Financial Services Group, Inc.	6,440	438,564

		980,223

BEVERAGES-NON-ALCOHOLIC — 0.8%
PepsiCo, Inc.	5,120	375,091

CELLULAR TELECOM — 0.5%
America Movil SAB de CV, Series L ADR	3,500	224,000

COMMERCIAL SERVICES — 0.5%
Iron Mountain, Inc.†	2,970	90,526
Quanta Services, Inc.†	4,800	126,960

		217,486

COMPUTERS — 2.4%
Apple, Inc.†	600	92,124
Hewlett-Packard Co.	10,365	516,073
International Business Machines Corp.	4,260	501,828

		1,110,025

COMPUTERS-MEMORY DEVICES — 1.1%
EMC Corp.†	23,760	494,208

COSMETICS & TOILETRIES — 0.8%
Colgate-Palmolive Co.	1,900	135,508
Procter & Gamble Co.	2,935	206,448

		341,956

DIVERSIFIED MANUFACTURING OPERATIONS — 3.8%
Danaher Corp.	4,235	350,277
Dover Corp.	9,965	507,717
General Electric Co.	20,510	849,114

		1,707,108

DIVERSIFIED MINERALS — 2.1%
Cia Vale do Rio Doce ADR	27,475	932,227

E-COMMERCE/SERVICES — 0.5%
eBay, Inc.†	1,600	62,432
priceline.com, Inc.†	2,000	177,500

		239,932

ELECTRIC-INTEGRATED — 2.7%
American Electric Power Co., Inc.	14,425	664,704
Exelon Corp.	4,715	355,322
FirstEnergy Corp.	1,000	63,340
MDU Resources Group, Inc.	4,700	130,848

		1,214,214

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.4%
Altera Corp.	3,905	94,032
Texas Instruments, Inc.	3,000	109,770

		203,802

ELECTRONIC CONNECTORS — 0.7%
Amphenol Corp., Class A	5,000	198,800
Thomas & Betts Corp.†	2,200	129,008

		327,808

ELECTRONIC FORMS — 0.6%
Adobe Systems, Inc.†	5,910	258,031

ENGINEERING/R&D SERVICES — 0.3%
Fluor Corp.	795	114,464

ENTERPRISE SOFTWARE/SERVICE — 0.4%
Oracle Corp.†	9,100	197,015

FINANCE-INVESTMENT BANKER/BROKER — 3.2%
Citigroup, Inc.	17,772	829,419
E*TRADE Financial Corp.†	9,690	126,551
Merrill Lynch & Co., Inc.	1,835	130,799
The Goldman Sachs Group, Inc.	800	173,392
UBS AG	3,435	182,914

		1,443,075

FINANCIAL GUARANTEE INSURANCE — 0.2%
MBIA, Inc.	1,320	80,586

HUMAN RESOURCES — 0.5%
Manpower, Inc.	3,840	247,104

INSTRUMENTS-SCIENTIFIC — 0.3%
Waters Corp.†	2,200	147,224

INSURANCE-MULTI-LINE — 0.5%
ACE, Ltd.	3,885	235,315

INSURANCE-PROPERTY/CASUALTY — 0.4%
W.R. Berkley Corp.	5,700	168,891

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Affiliated Managers Group, Inc.†	1,600	204,016
Franklin Resources, Inc.	700	89,250

		293,266

MACHINERY-CONSTRUCTION & MINING — 1.6%
Caterpillar, Inc.	5,645	442,737
Joy Global, Inc.	1,400	71,204
Terex Corp.†	2,300	204,746

		718,687

MACHINERY-PUMPS — 0.4%
Graco, Inc.	5,000	195,550

MEDICAL INSTRUMENTS — 1.7%
Medtronic, Inc.	10,975	619,100
St. Jude Medical, Inc.†	3,100	136,617

		755,717

MEDICAL-BIOMEDICAL/GENE — 1.7%
Amgen, Inc.†	6,050	342,249
Genentech, Inc.†	4,550	354,991
Genzyme Corp.†	1,400	86,744

		783,984

MEDICAL-DRUGS — 1.9%
Abbott Laboratories	2,810	150,672
Daiichi Sankyo Co., Ltd.	4,080	115,260
Eli Lilly & Co.	6,700	381,431
Schering-Plough Corp.	7,270	229,950

		877,313

MEDICAL-GENERIC DRUGS — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	4,200	186,774

MEDICAL-HMO — 2.1%
Coventry Health Care, Inc.†	2,400	149,304
Health Net, Inc.†	3,800	205,390
UnitedHealth Group Inc.	6,800	329,324
WellPoint, Inc.†	3,170	250,176

		934,194

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.4%
Cardinal Health, Inc.	2,600	162,578

METAL PROCESSORS & FABRICATION — 0.6%
Precision Castparts Corp.	1,850	273,763

METAL-DIVERSIFIED — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	5,185	543,855

MULTIMEDIA — 0.6%
Time Warner, Inc.	5,755	105,662
Viacom, Inc., Class B†	4,735	184,523

		290,185

NETWORKING PRODUCTS — 2.1%
Cisco Systems, Inc.†	28,500	943,635

OIL & GAS DRILLING — 1.7%
GlobalSantaFe Corp.	10,450	794,409

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.9%
Apache Corp.	3,245	292,245
EOG Resources, Inc.	5,260	380,456
Woodside Petroleum, Ltd. ADR	3,900	173,160

		845,861

OIL COMPANIES-INTEGRATED — 3.5%
ConocoPhillips	4,175	366,440
ExxonMobil Corp.	13,385	1,238,915

		1,605,355

OIL FIELD MACHINERY & EQUIPMENT — 0.7%
Cameron International Corp.†	1,500	138,435
Complete Production Services, Inc.†	8,800	180,224

		318,659

OIL-FIELD SERVICES — 0.3%
Halliburton Co.	3,270	125,568

PIPELINES — 0.3%
Williams Cos., Inc.	4,155	141,519

RETAIL-APPAREL/SHOE — 0.9%
American Eagle Outfitters, Inc.	14,865	391,098

RETAIL-DISCOUNT — 0.4%
Target Corp.	2,600	165,282

RETAIL-OFFICE SUPPLIES — 1.0%
Staples, Inc.	21,190	455,373

RETAIL-REGIONAL DEPARTMENT STORES — 1.3%
Kohl’s Corp.†	10,445	598,812

SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	5,650	116,955
Lam Research Corp.†	7,430	395,722

		512,677

SEMICONDUCTORS COMPONENTS-INTERGRATED CIRCUITS — 0.6%
Maxim Integrated Products, Inc.	8,545	250,796

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	500	54,975

TELECOM EQUIPMENT-FIBER OPTICS — 1.1%
Corning, Inc.	21,065	519,252

TELEPHONE-INTEGRATED — 1.3%
AT&T Inc.	14,440	610,956

TOBACCO — 0.8%
Altria Group, Inc.	5,270	366,423

WEB PORTALS/ISP — 1.2%
Google, Inc., Class A†	960	544,579

WIRELESS EQUIPMENT — 0.5%
Nokia Oyj ADR	5,300	201,029
QUALCOMM, Inc.	900	38,034

		239,063

Total Common Stock (cost $25,598,477)		29,069,346

Asset Backed Securities — 4.4%
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Banc of America Commercial Mtg. Inc. Series 2007-1, Class A4 5.45% due 01/15/17	$50,000	49,360
Banc of America Commercial Mtg. Inc., Series 2006-2, Class A4 5.93% due 05/10/45(1)(2)	100,000	101,922
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T22, Class A4 5.47% due 04/12/38(1)(2)	25,000	25,169
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(2)	100,000	96,814
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(2)	100,000	97,352
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(2)	100,000	98,304
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	80,000	77,042

Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41	30,000	30,019
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	100,000	96,365
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	80,000	79,273
Commercial Mtg. Pass Through Certificates, Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	100,000	102,143
Credit Suisse Mtg. Capital Certificates, Series 2006-C1, Class A4 5.61% due 02/15/39(1)(2)	75,000	75,231
Credit Suisse Mtg. Capital Certificates, Series 2006-C4, Class A3 5.47% due 09/15/39(2)	40,000	39,869
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(2)	100,000	93,518
Ford Credit Auto Owner Trust Series 2005-B, Class A4 4.29% due 01/15/10	40,000	39,782
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	110,000	108,424
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 01/10/17(2)	40,000	39,669
GS Mtg. Securities Corp II, Series 2006-GG8, Class A4 5.56% due 11/10/39	100,000	100,075
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	50,000	50,064
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(1)(2)	80,000	77,135
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.33% due 12/15/44(1)(2)	70,000	69,541
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(2)(3)	100,000	98,625
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A4 4.95% due 09/15/40(2)	80,000	77,358
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	80,000	77,826
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(1)	45,000	44,404
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR5, Class 2A1 5.31% due 04/25/36(2)(3)	129,777	129,381
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.54% due 03/25/35(2)(3)	47,351	46,646

Total Asset Backed Securities (cost $2,038,727)		2,021,311

Corporate Bonds & Notes — 6.3%
AGRICULTURAL OPERATIONS — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12	50,000	50,384

AIRLINES — 0.2%
Continental Airlines, Inc. Pass Through Certificates Class A 5.98% due 04/19/22	30,000	29,138
Southwest Airlines Co. Notes 5.75% due 12/15/16	50,000	48,776
Southwest Airlines Co. Pass Through Certificates Series 2007-1, Class A 6.15% due 08/01/22	30,000	30,037

		107,951

APPLICATIONS SOFTWARE — 0.1%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	49,745

AUTO-CARS/LIGHT TRUCKS — 0.3%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	100,000	106,657
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	25,000	30,989

		137,646

BANKS-SUPER REGIONAL — 0.1%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	50,083

CABLE TV — 0.3%
AT&T Broadband, Inc. Company Guar. Notes 8.28% due 03/15/13	50,000	56,042

Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	50,000	44,638
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17	20,000	19,444

		120,124

DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	102,631

ELECTRIC-INTEGRATED — 0.2%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	33,938
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	40,000	38,831
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	50,000	46,148

		118,917

FINANCE-CONSUMER LOANS — 0.2%
Household Finance Corp. Notes 6.38% due 10/15/11	100,000	103,272

FINANCE-CREDIT CARD — 0.0%
Discover Financial Services Notes 6.45% due 06/12/17	10,000	9,701

FINANCE-INVESTMENT BANKER/BROKER — 0.8%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	103,978
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	97,025
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	50,000	51,590
Morgan Stanley Notes 5.45% due 01/09/17	100,000	96,429

		349,022

FINANCIAL GUARANTEE INSURANCE — 0.1%
Ambac Financial Group, Inc. Debentures 5.95% due 12/05/35	40,000	35,124

FOOD-MISC. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	75,000	77,434

GAS-DISTRIBUTION — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	50,000	50,793

HOTEL/MOTEL — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16*	25,000	24,211

INSURANCE BROKER — 0.0%
Willis Group North America, Inc. Company Guar. Notes 5.63% due 07/15/15	15,000	14,292

INSURANCE-LIFE/HEALTH — 0.1%
Prudential Financial,Inc. Notes 5.50% due 03/15/16	50,000	48,867

INSURANCE-MULTI-LINE — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	95,863
MetLife, Inc. Bonds 5.00% due 06/15/15	50,000	47,668

		143,531

INSURANCE-MUTUAL — 0.2%
Liberty Mutual Insurance Notes 7.88% due 10/15/26*	75,000	80,037

INSURANCE-PROPERTY/CASUALTY — 0.4%
Ace Capital Trust II Company Guar. 9.70% due 04/01/30	50,000	64,921
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	108,060

		172,981

INSURANCE-REINSURANCE — 0.1%
Berkshire Hathaway Finance Corp. Company Senior Notes 4.63% due 10/15/13	50,000	48,113

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.1%
Eaton Vance Corp. Senior Notes 6.60% due 09/25/17	15,000	14,945
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	14,946

		29,891

MEDICAL-DRUGS — 0.2%
Astrazeneca PLC Notes 5.40% due 09/15/12	40,000	40,315
Schering Plough Corp Senior Notes 5.30% due 12/01/13	60,000	59,597

		99,912

MULTIMEDIA — 0.3%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	24,144
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	34,950
Viacom, Inc. Senior Notes 6.88% due 04/30/36	80,000	79,667

		138,761

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	40,000	40,058

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Brandywine Operating Partnership LP Company Guar. Senior Notes 6.00% due 04/01/16	50,000	48,308
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	50,000	48,704
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	38,200
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	39,023
Liberty Property LP Senior Notes 5.63% due 10/01/17	10,000	9,981
Realty Income Corp. Senior Notes 6.75% due 08/15/19	40,000	40,064
Simon Property Group LP Notes 6.10% due 05/01/16	80,000	79,784

		304,064

RETAIL-BUILDING PRODUCTS — 0.1%
Lowes Cos Inc Notes 6.65% due 09/15/37	30,000	30,311

RETAIL-DRUG STORE — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	50,000	49,979

TELECOM SERVICES — 0.2%
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	100,000	106,608

TELEPHONE-INTEGRATED — 0.2%
AT&T Inc. Notes 6.45% due 06/15/34	40,000	40,569
AT&T Inc. Notes 6.80% due 05/15/36	10,000	10,703
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,813
BellSouth Corp. Bonds 6.55% due 06/15/34	20,000	20,410
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	10,000	11,467

		87,962

TRANSPORT-SERVICES — 0.2%
Federal Express Corp. Pass Through Certificates Series 1981A, Class A 6.72% due 01/15/22	95,012	99,573

Total Corporate Bonds & Notes (cost $2,874,502)		2,881,978

Foreign Corporate Bonds & Notes — 0.4%
INSURANCE-MULTI-LINE — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	59,507

TELEPHONE-INTEGRATED — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	50,000	61,208
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	80,693

		141,901

Total Foreign Corporate Bonds & Notes (cost $206,622)		201,408

Municipal Bonds & Notes — 0.3%
U.S. MUNICIPAL BONDS & NOTES — 0.3%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	60,801
Oregon School Boards Assoc. 4.76% due 06/30/28 (cost $119,871)	55,000	50,120

		110,921

U.S. Government Agencies — 14.8%
FEDERAL HOME LOAN MTG. CORP. — 7.1%
4.50% due 09/01/35	132,882	123,466
5.00% due 10/01/35	107,210	102,435
5.00% due 12/01/35	194,488	185,827
5.00% due 06/01/36	366,226	349,907
5.50% due 01/01/36	284,483	278,905
6.00% due 10/01/36	284,656	285,046
6.00% due 12/01/36	271,012	271,383
6.00% due October TBA	1,250,000	1,251,562
6.50% due 08/01/25	24,311	24,923
6.50% due 09/01/25	5,690	5,833
6.50% due 10/01/25	68,362	70,082
6.50% due 11/01/25	27,394	28,084

6.50% due 10/01/36	277,958	282,996

		3,260,449

FEDERAL NATIONAL MTG. ASSOC. — 4.5%
4.50% due 09/01/35	98,001	90,968
5.00% due 03/01/19	534,425	524,806
5.00% due 04/01/19	94,742	93,037
5.00% due 07/01/33	40,561	38,828
5.00% due 03/01/34	91,574	87,661
5.00% due 09/01/34	57,869	55,346
5.00% due 08/01/35	192,056	183,498
5.00% due October TBA	275,000	262,281
5.50% due 11/01/33	391,954	385,010
5.50% due 05/01/37	324,903	318,242
6.50% due 08/01/28	20,705	21,271

		2,060,948

GOVERNMENT NATIONAL MTG. ASSOC. — 3.1%
5.00% due 11/15/34	219,398	212,484
5.00% due 11/15/35	356,404	345,052
5.50% due 04/15/34	176,482	174,207
6.00% due 10/15/32	57,752	58,251
6.50% due 08/15/23	2,651	2,720
6.50% due 09/15/23	18,772	19,258
6.50% due 10/15/23	2,374	2,435
6.50% due 11/15/23	125,617	128,865
6.50% due 12/15/23	145,014	148,764
6.50% due 09/15/28	12,554	12,884
6.50% due 11/15/28	23,127	23,732
6.50% due 10/15/31	4,291	4,398
6.50% due 02/15/35	126,679	129,525
7.00% due 01/15/33	18,132	18,984
7.00% due 10/15/34	110,198	115,376

		1,396,935

SOVEREIGN AGENCY — 0.1%
Financing Corp. FICO STRIP Series 12 zero coupon due 12/06/13	25,000	18,833
Financing Corp. FICO STRIP Series 13 zero coupon due 12/27/13	25,000	18,765

		37,598

Total U.S. Government Agencies (cost $6,781,619)		6,755,930

U.S. Government Treasuries — 5.4%
U.S. TREASURY BONDS — 1.0%
4.50% due 02/15/36	200,000	189,610
5.25% due 02/15/29	250,000	262,031

		451,641

U.S. TREASURY NOTES — 4.4%
3.50% due 02/15/10	200,000	197,719
3.75% due 05/15/08	1,000,000	997,422
3.88% due 07/15/10	325,000	324,060
4.50% due 12/15/10	300,000	303,070
4.63% due 02/15/17	175,000	175,807

		1,998,078

Total U.S. Government Treasuries (cost $2,418,335)		2,449,719

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $40,038,153)		43,490,613

REPURCHASE AGREEMENT — 7.9%
UBS Securities, LLC Joint Repurchase Agreement (4) (cost $3,585,000)	3,585,000	3,585,000

TOTAL INVESTMENTS (cost $43,623,153) (5)	103.4%	47,075,613
Liabilities in excess of other assets	(3.4)	(1,549,088)

NET ASSETS	100.0%	$45,526,525

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $104,248 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(2)	Collateralized Mortgage Obligation

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(4)	See Note 2 for details of Joint Repurchase Agreements.

(5)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Portfolio of Investments
Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	September 30, 2007	(Depreciation)

3 Short	E-Mini S&P 500 Index	December 2007	$230,715	$225,113	$5,603

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2007 (unaudited)

	Shares/ Principal	Value
Security Description	Amount	(Note 1)

Common Stock — 65.5%
ADVERTISING SALES — 0.3%
Focus Media Holding, Ltd. ADR†	1,800	$104,436

AEROSPACE/DEFENSE — 0.5%
Boeing Co.	1,000	104,990
Rockwell Collins, Inc.	1,200	87,648

		192,638

AGRICULTURAL CHEMICALS — 0.7%
Monsanto Co.	1,100	94,314
Potash Corp. of Saskatchewan, Inc.	1,700	179,690

		274,004

AIRLINES — 0.1%
Cathay Pacific Airways, Ltd.	20,000	54,670

APPAREL MANUFACTURER — 0.2%
Coach, Inc.†	1,900	89,813

AUDIO/VIDEO PRODUCTS — 0.3%
Sony Corp.	2,100	101,833

AUTO-CARS/LIGHT TRUCKS — 1.7%
DaimlerChrysler AG	1,254	126,314
Ford Motor Co.†	37,600	319,224
Honda Motor Co., Ltd.	6,800	228,512

		674,050

BANKS-COMMERCIAL — 5.5%
Akbank TAS	15,723	119,844
Banco Bradesco SA ADR	8,300	243,771
Bank of China, Ltd.	226,000	121,230
China Merchants Bank Co., Ltd.	70,500	309,702
Deutsche Postbank AG	1,794	131,719
EFG Eurobank Ergasias	3,864	135,873
HDFC Bank, Ltd.	700	74,991
Julius Baer Holding AG	6,148	459,681
Standard Chartered PLC	6,123	200,442
UniCredito Italiano SpA	35,290	301,931
Westpac Banking Corp.	4,077	103,105

		2,202,289

BEVERAGES-NON-ALCOHOLIC — 0.2%
PepsiCo, Inc.	1,300	95,238

BUILDING & CONSTRUCTION-MISC. — 0.4%
Bouygues SA	1,719	148,274

BUILDING PRODUCTS-CEMENT — 0.7%
Holcim, Ltd.	2,476	273,492

CELLULAR TELECOM — 0.2%
Turkcell Iletisim Hizmetleri AS ADR	4,500	95,760

COAL — 0.2%
CONSOL Energy, Inc.	1,700	79,220

COMMERCIAL SERVICES — 0.5%
AerCap Holdings NV†	5,400	134,406
Iron Mountain, Inc.†	1,900	57,912

		192,318

COMPUTERS — 1.5%
Apple, Inc.†	1,200	184,248
Research In Motion Ltd.†	2,000	197,100
Research In Motion Ltd. (Toronto) †	2,100	206,379

		587,727

COMPUTERS-MEMORY DEVICES — 0.3%
EMC Corp.†	6,600	137,280

CONSULTING SERVICES — 0.3%
Accenture Ltd., Class A	3,100	124,775

CONTAINERS-METAL/GLASS — 0.1%
Owens-Illinois, Inc.†	1,200	49,740

DATA PROCESSING/MANAGEMENT — 0.4%
MoneyGram International, Inc.	2,400	54,216
NAVTEQ Corp.†	1,400	109,158

		163,374

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Shinhan Financial Group Co., Ltd.	2,655	173,480

DIVERSIFIED MANUFACTURING OPERATIONS — 1.5%
Danaher Corp.	3,400	281,214
Siemens AG	2,273	312,515

		593,729

DIVERSIFIED MINERALS — 1.7%
Cia Vale do Rio Doce ADR	3,000	101,790
Xstrata PLC	8,592	570,270

		672,060

DIVERSIFIED OPERATIONS — 0.4%
China Resources Enterprise	38,000	161,554

E-COMMERCE/SERVICES — 0.3%
Ctrip.com International, Ltd. ADR	2,100	108,780

ELECTRIC PRODUCTS-MISC. — 0.6%
Hitachi, Ltd.	11,000	73,260
Mitsubishi Electric Corp.	7,000	87,755
Toshiba Corp.	10,000	93,414

		254,429

ELECTRIC-GENERATION — 0.3%
Huaneng Power International, Inc.	76,000	105,194

ELECTRIC-INTEGRATED — 1.2%
E.ON AG	1,477	273,080
Enel SpA	17,779	201,295

		474,375

ELECTRONIC COMPONENTS-MISC. — 0.8%
Koninklijke Philips Electronics NV	7,150	322,689

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.4%
Broadcom Corp., Class A†	2,300	83,812
NVIDIA Corp.†	1,650	59,796

		143,608

ELECTRONIC FORMS — 0.4%
Adobe Systems, Inc.†	3,500	152,810

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.8%
FLIR Systems, Inc.†	2,600	144,014
Garmin, Ltd.	1,400	167,160

		311,174

ELECTRONICS-MILITARY — 0.6%
Safran SA	9,602	231,805

ENERGY-ALTERNATE SOURCES — 0.2%
Suntech Power Holdings Co., Ltd. ADR†	2,430	96,957

ENGINEERING/R&D SERVICES — 0.6%
ABB, Ltd. ADR	4,300	112,789
Fluor Corp.	850	122,383

		235,172

ENTERPRISE SOFTWARE/SERVICE — 0.2%
Oracle Corp.†	3,600	77,940

ENTERTAINMENT SOFTWARE — 0.2%
Activision, Inc.†	3,100	66,929

FINANCE-CREDIT CARD — 0.5%
Discover Financial Services	5,100	106,080
Redecard SA†	4,400	82,095

		188,175

FINANCE-INVESTMENT BANKER/BROKER — 1.7%
Aberdeen Asset Management	12,984	48,614
E*TRADE Financial Corp.†	2,500	32,650
MF Global, Ltd.†	6,100	176,900
The Goldman Sachs Group, Inc.	600	130,044
UBS AG	5,120	275,295

		663,503

FINANCE-MORTGAGE LOAN/BANKER — 0.1%
Countrywide Financial Corp.	1,000	19,010

FINANCE-OTHER SERVICES — 0.7%
Hong Kong Exchanges & Clearing, Ltd.	9,000	275,539

FOOD-MISC. — 1.8%
Nestle SA	1,631	732,672

FOOD-RETAIL — 0.7%
Tesco PLC	25,362	227,930
Whole Foods Market, Inc.	1,200	58,752

		286,682

FOOTWEAR & RELATED APPAREL — 0.4%
CROCS, Inc.†	1,400	94,150
Tod’s SpA	728	61,133

		155,283

HEALTH CARE COST CONTAINMENT — 0.5%
McKesson Corp.	3,500	205,765

HOME DECORATION PRODUCTS — 0.5%
Newell Rubbermaid, Inc.	6,600	190,212

HOTELS/MOTELS — 0.9%
Accor SA	866	76,883
Shangri-La Asia, Ltd.	79,333	267,374

		344,257

INSURANCE-MULTI-LINE — 0.9%
Assurant, Inc.	900	48,150
AXA SA	6,680	298,905

		347,055

INTERNET INFRASTRUCTURE SOFTWARE — 0.2%
F5 Networks, Inc.†	2,500	92,975

INTERNET SECURITY — 0.3%
McAfee, Inc.†	3,500	122,045

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.0%
Affiliated Managers Group, Inc.†	900	114,759
Invesco PLC	22,013	297,930

		412,689

MACHINERY-FARMING — 0.6%
Deere & Co.	1,600	237,472

MACHINERY-GENERAL INDUSTRIAL — 0.2%
Alstom	419	85,182

MACHINERY-PUMPS — 0.2%
Flowserve Corp.	1,200	91,416

MEDICAL INSTRUMENTS — 1.1%
Intuitive Surgical, Inc.†	500	115,000
Medtronic, Inc.	4,200	236,922
St. Jude Medical, Inc.†	2,200	96,954

		448,876

MEDICAL-DRUGS — 2.4%
Bristol-Myers Squibb Co.	4,400	126,808
Eisai Co., Ltd.	1,100	52,000
Eli Lilly & Co.	2,400	136,632
Merck & Co., Inc.	2,500	129,225
Schering-Plough Corp.	15,200	480,776
Shionogi & Co., Ltd.	3,000	46,255

		971,696

MEDICAL-HMO — 0.2%
WellPoint, Inc.†	800	63,136

METAL-DIVERSIFIED — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	1,900	199,291
Rio Tinto PLC	7,551	653,198

		852,489

MINING — 0.3%
Newmont Mining Corp.	2,800	125,244

MOTION PICTURES & SERVICES — 0.2%
Dreamworks Animation SKG, Inc., Class A†	2,500	83,550

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Republic Services, Inc.	1,800	58,878

OFFICE AUTOMATION & EQUIPMENT — 0.7%
Canon, Inc.	5,100	278,388

OIL & GAS DRILLING — 0.3%
Transocean, Inc.†	900	101,745

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.4%
Canadian Natural Resources, Ltd.	100	7,575
Canadian Natural Resources, Ltd. (Toronto)	5,200	395,026
EnCana Corp.	4,100	253,506
EOG Resources, Inc.	700	50,631
OAO Gazprom ADR*	1,800	79,380
OAO Gazprom ADR	3,500	154,350

		940,468

OIL COMPANIES-INTEGRATED — 2.1%
ConocoPhillips	4,300	377,411
OMV AG	3,723	248,612
Petroleo Brasileiro SA ADR	3,000	226,500

		852,523

OIL-FIELD SERVICES — 0.5%
Halliburton Co.	5,283	202,867

OPTICAL SUPPLIES — 0.6%
Essilor International SA	3,806	238,795

PHARMACY SERVICES — 0.3%
Medco Health Solutions, Inc.†	1,200	108,468

PLATINUM — 0.4%
Anglo American Platinum Corp., Ltd.	998	151,033

RETAIL-APPAREL/SHOE — 0.4%
American Eagle Outfitters, Inc.	3,400	89,454
Under Armour, Inc., Class A†	1,300	77,766

		167,220

RETAIL-DISCOUNT — 0.5%
Costco Wholesale Corp.	1,200	73,644
Dollar Tree Stores, Inc.†	3,200	129,728

		203,372

RETAIL-JEWELRY — 0.2%
Bulgari SpA	5,542	87,245

RETAIL-MAJOR DEPARTMENT STORES — 0.6%
Arcandor AG†	7,303	244,514

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Kohl’s Corp.†	1,200	68,796

RETAIL-SPORTING GOODS — 0.4%
Dick’s Sporting Goods, Inc.†	2,100	141,015

SEMICONDUCTOR EQUIPMENT — 1.1%
ASML Holding NV†	6,635	219,972
Lam Research Corp.†	4,400	234,344

		454,316

SOAP & CLEANING PREPARATION — 0.9%
Church & Dwight Co., Inc.	2,100	98,784
Reckitt Benckiser PLC	4,749	279,056

		377,840

STEEL PIPE & TUBE — 0.3%
TMK OAO GDR†*	2,800	115,640

STEEL-PRODUCERS — 0.4%
Evraz Group SA GDR†	1,600	101,280
MMX Mineracao e Metalicos SA†	200	69,067

		170,347

TELECOM SERVICES — 2.0%
Amdocs, Ltd.†	1,400	52,066
Orascom Telecom Holding SAE GDR	2,800	183,120
Telenor ASA†	14,900	298,484
TELUS Corp.	4,900	283,265

		816,935

TELEPHONE-INTEGRATED — 1.4%
France Telecom SA	8,498	284,645
Verizon Communications, Inc.	6,600	292,248

		576,893

TEXTILE-PRODUCTS — 0.3%
Mitsubishi Rayon Co., Ltd.	16,000	113,385

THERAPEUTICS — 0.5%
Amylin Pharmaceuticals, Inc.†	1,800	90,000
Gilead Sciences, Inc.†	2,800	114,436

		204,436

TOBACCO — 1.1%
Japan Tobacco, Inc.	81	444,966

TOYS — 0.3%
Nintendo Co., Ltd.	200	104,122

TRANSPORT-MARINE — 0.2%
Frontline, Ltd.	1,500	72,420

WATER — 0.3%
Kelda Group PLC	7,437	131,163

WEB HOSTING/DESIGN — 0.1%
Equinix, Inc.†	600	53,214

WEB PORTALS/ISP — 1.7%
Google, Inc., Class A†	1,200	680,724

WIRELESS EQUIPMENT — 2.6%
Nokia Oyj	14,792	562,330
QUALCOMM, Inc.	7,800	329,628
Telefonaktiebolaget LM Ericsson, Class B	38,000	152,139

		1,044,097

X-RAY EQUIPMENT — 0.4%
Hologic, Inc.†	2,300	140,300

Total Common Stock (cost $22,164,000)		26,164,664

Preferred Stock — 0.2%
STEEL-PRODUCER — 0.0%
Weirton Steel Corp., Series C†(2)(3)	1,125	0

TRANSPORT-RAIL — 0.2%
All America Latina Logistica (Sao Paulo)	5,700	81,162

Total Preferred Stock (cost $74,121)		81,162

Asset Backed Securities — 1.2%
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	$60,000	59,496
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(5)	25,000	24,576
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(5)	25,000	25,438
Credit Suisse Mtg. Capital Certificates Series 2006-C1, Class A4 5.61% due 12/15/39(5)	60,000	60,185
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(5)	20,000	18,704
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(5)	60,000	59,141

GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(5)		60,000	60,207
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(5)		60,000	57,852
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.34% due 12/15/44(4)(5)		60,000	59,606
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(5)		60,000	58,369

Total Asset Backed Securities (cost $474,070)			483,574

Corporate Bonds & Notes — 0.9%
CABLE TV — 0.3%
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09		95,000	97,609

FINANCE-INVESTMENT BANKER/BROKER — 0.3%
Citigroup Funding, Inc. Notes 2.15% due 10/18/07(2)		105,000	106,366
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17		30,000	30,954

			137,320

MEDICAL-DRUGS — 0.1%
AstraZeneca PLC 5.40% due 09/15/12		50,000	50,393

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(1)(2)(3)(6)		130,000	0

OIL COMPANIES-INTEGRATED — 0.2%
ConocoPhillips Australia Funding Co. Guaranteed Notes 5.46% due 04/09/09(7)		70,000	69,755

Total Corporate Bonds & Notes (cost $419,042)			355,077

Foreign Corporate Bonds & Notes — 0.2%
BANKS-COMMERCIAL — 0.2%
Credit Agricole SA Notes 4.20% due 10/17/07(7)	EUR	50,000	71,281

CONTAINERS-METAL/GLASS — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(2)(3)(6)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $62,768)			71,281

Foreign Government Agencies — 16.8%
SOVEREIGN — 16.8%
Bundesrepublik Deutschland Bonds 5.25% due 01/04/08	EUR	145,000	207,377
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	55,000	74,148
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	140,000	191,374
Federal Republic of Germany Bonds Series 05 4.00% due 01/04/37	EUR	215,000	278,034
Government of Australia Bonds 5.75% due 06/15/11	AUD	715,000	620,537
Government of Australia Series 217 6.00% due 02/15/17	AUD	455,000	399,160
Government of Canada Bonds 4.25% due 09/01/09	CAD	275,000	277,140
Government of Canada Bonds 5.75% due 06/01/29	CAD	45,000	53,136
Government of Canada Bonds 5.75% due 06/01/33	CAD	25,000	30,036
Government of Canada Bonds 6.00% due 06/01/11	CAD	235,000	250,548
Government of Japan Bonds 1.40% due 09/20/11	JPY	10,900,000	96,033
Government of Japan Bonds 2.10% due 09/20/25	JPY	6,200,000	53,783
Government of Poland Bonds 5.00% due 10/24/13	PLN	955,000	349,522
Government of Poland Bonds 6.00% due 11/24/09	PLN	1,325,000	508,082
Government of Poland Bonds 6.25% due 10/24/15	PLN	250,000	97,752
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	2,130,000	404,245
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	1,830,000	341,460
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	66,273
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	330,000	80,853

Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	368,101
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,340,000	469,918
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,880,000	295,620
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	515,000	85,113
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	3,730,000	597,983
Republic of Austria Notes 4.30% due 07/15/14	EUR	143,000	203,721
Trinidad & Tobago Government International Notes 9.88% due 10/01/09		45,000	49,311
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	45,000	94,454
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	148,361

Total Foreign Government Agencies (cost $5,947,343)			6,692,075

Foreign Government Treasuries — 0.9%
SOVEREIGN — 0.9%
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	57,500	109,185
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	130,000	251,151

Total Foreign Government Treasuries (cost $337,360)			360,336

U.S. Government Agencies — 2.6%
FEDERAL NATIONAL MTG. ASSOC. — 2.6%
4.79% due 11/01/12		25,000	24,777
5.50% due Oct TBA		1,032,000	1,010,715
7.57% due 04/01/10		4,102	4,280

Total U.S. Government Agencies (cost $1,044,057)			1,039,772

U.S. Government Treasuries — 2.2%
UNITED STATES TREASURY BONDS — 0.4%
4.50% due 02/15/36		70,000	66,363
5.38% due 02/15/31		66,000	70,651

			137,014

UNITED STATES TREASURY NOTES — 1.8%
4.13% due 08/31/12		555,000	552,746
4.38% due 08/15/12		50,000	50,469
4.63% due 11/15/16		20,000	20,098
4.88% due 08/15/09		80,000	81,288
5.13% due 06/30/11		25,000	25,869

			730,470

Total U.S. Government Treasuries (cost $860,184)			867,484

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $31,382,945)			36,115,425

Short-Term Investment Securities — 2.6%
SOVEREIGN — 2.6%
Kingdom of Belgium Treasury Bills 3.72% due 11/15/07	EUR	370,000	525,038
Republic of France Treasury Bills 4.00% due 11/22/07	EUR	370,000	524,576

Total Short-Term Investment Securities (cost $1,019,646)			1,049,614

REPURCHASE AGREEMENT — 9.3%
UBS Securities, LLC Joint Repurchase Agreement(8) (cost $3,720,000)		3,720,000	3,720,000

TOTAL INVESTMENTS (cost $36,122,591) (9)		102.4%	40,885,039
Liabilities in excess of other assets		(2.4)	(966,749)

NET ASSETS		100.0%	$39,918,290

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $115,640 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Bond in default

(2)	Fair valued security; see Note 1

(3)	Illiquid security

(4)	Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects the stated maturity date.

(5)	Commercial Mortgage Backed Security

(6)	Company has filed Chapter 11 bankruptcy protection.

(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2007.

(8)	See Note 2 for details of Joint Repurchase Agreements.

(9)	See Note 3 for cost of investments on a tax basis.

ADR —	American Depository Receipt

GDR —	Global Depository Receipt

TBA —	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Portfolio of Investments

Open Foreign Bond Forward Contracts

					Unrealized
			Value at	Value as of	Appreciation
Description	Principal Amount	Delivery Date	Trade Date	September 30, 2007	(Depreciation)

Japanese Government Bond, Series 82 2.10% due 09/20/25	JPY 11,900,000	11/9/2007	$103,829	$103,617	$(212)
Japanese Government Bond, Series 259 1.50% due 03/20/14	JPY 96,200,000	11/9/2007	843,589	847,245	3,656
Japanese Government Bond, Series 213 1.40% due 06/22/09	JPY 41,400,000	11/9/2007	362,225	363,983	1,758
Japanese Government Bond, Series 282 1.70% due 09/20/16	JPY 14,500,000	10/5/2007	121,809	125,980	4,171
Japanese Government Bond, Series 282 1.70% due 09/20/16	JPY (14,500,000)	10/5/2007	(126,574)	(127,736)	(1,162)
Japanese Government Bond, Series 63 1.20% due 03/20/12	JPY 27,000,000	10/5/2007	226,230	233,919	7,689
Japanese Government Bond, Series 63 1.20% due 03/20/12	JPY (27,000,000)	10/5/2007	(235,603)	(235,873)	(270)
Japanese Government Bond, Series 275 1.40% due 12/20/15	JPY 14,200,000	10/5/2007	120,089	122,600	2,511
Japanese Government Bond, Series 275 1.40% due 12/20/15	JPY (14,200,000)	10/5/2007	(120,038)	(122,547)	(2,509)
Japanese Government Bond, Series 82 2.10% due 09/20/25	JPY 7,900,000	7/11/2007	65,806	67,182	1,376
Japanese Government Bond, Series 82 2.10% due 09/20/25	JPY (7,900,000)	7/11/2007	(64,267)	(67,182)	(2,915)
Japanese Government Bond, Series 63 1.20% due 03/20/12	JPY 27,000,000	12/5/2007	235,387	235,541	154

					$14,247

Open Futures Contracts

				Value as of	Unrealized
Number of			Value at	September 30,	Appreciation
Contracts	Description	Expiration Date	Trade Date	2007	(Depreciation)

2 Short	U.S. Treasury Bonds	December 2007	223,980	$222,688	$1,292
3 Long	U.S. Treasury 10 YR Note	December 2007	329,707	327,844	(1,863)
16 Short	CBT Treasury 5 YR Note	December 2007	1,711,322	1,712,500	(1,178)
4 Long	U.S. Treasury 2 YR Note	December 2007	825,761	828,188	2,427
3 Short	Euro Dollars	December 2007	714,405	713,625	780
6 Long	CME E-Mini S&P500 Index	December 2007	449,830	461,430	11,600
1 Long	Financial Times Stock Exch. 100 Index	December 2007	129,494	133,389	3,895
1 Long	LIFFE Long Gilt	December 2007	219,275	218,799	(476)
1 Long	ME S&P Can 60	December 2007	162,267	165,586	3,319
1 Long	SFE 10 YR Treasury Bond	December 2007	620,276	618,264	(2,012)
4 Short	SFE 3 YR Treasury Bond	December 2007	893,728	891,264	2,465
1 Short	Tokyo Price Index	December 2007	150,263	141,383	8,880
2 Long	EURX-BOBL	December 2007	307,075	307,093	18
2 Long	Euro-Bund	December 2007	323,059	321,352	(1,707)
8 Long	Euro-Shatz	December 2007	1,180,489	1,179,089	(1,400)
2 Long	Dow Jones Euro Stoxx 50	December 2007	122,421	125,797	3,376

					$29,416

Open Forward Foreign Currency Contracts

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Appreciation

*	HKD	7,790,000	USD	1,004,060	12/19/2007	$1,594
*	JPY	273,853,000	USD	2,408,719	12/19/2007	1,524
*	USD	2,864,486	AUD	3,457,000	12/19/2007	192,730
*	USD	25,413	BRL	50,000	12/19/2007	1,675
*	USD	894,195	CAD	923,000	12/19/2007	34,637
*	USD	1,937,210	CHF	2,293,000	12/19/2007	43,560
	USD	24,695	CLP	12,854,000	10/19/2007	471
	USD	23,912	CLP	12,500,000	12/19/2007	561
*	USD	645,941	CNY	4,702,000	6/18/2008	8,408
*	USD	167,254	CZK	3,338,000	12/19/2007	6,255
*	USD	69,794	DKK	379,000	12/19/2007	2,824
*	USD	4,444,830	EUR	3,210,000	12/19/2007	139,277
*	USD	3,129,663	GBP	1,552,000	12/19/2007	40,048
*	USD	300,883	HKD	2,340,000	12/19/2007	243
*	USD	257,569	HUF	48,420,000	12/19/2007	16,301
	USD	137,056	ILS	564,000	12/19/2007	3,649
*	USD	864,485	INR	35,290,000	10/19/2007	20,869
*	USD	573,245	KRW	532,666,000	12/18/2007	10,588
*	USD	232,866	MXN	2,587,000	12/19/2007	2,424
*	USD	1,968,113	MYR	6,810,000	12/19/2007	41,401
*	USD	638,883	NOK	3,710,000	12/19/2007	48,811
*	USD	551,958	NZD	780,000	12/19/2007	34,639
*	USD	64,048	PHP	3,000,000	12/19/2007	2,492
*	USD	143,920	PLN	398,000	12/19/2007	6,811
*	USD	158,059	RUB	4,040,000	12/19/2007	3,627
*	USD	1,000,229	SEK	6,777,000	12/19/2007	53,852
*	USD	162,502	SGD	246,000	12/19/2007	4,069
*	USD	213,333	TWD	7,040,000	10/19/2007	2,747
	USD	65,038	TWD	2,130,000	12/19/2007	704
	USD	503,797	ZAR	3,548,000	12/19/2007	5,131

						$731,922

Contract			In		Delivery	Gross Unrealized
to Deliver			Exchange For		Date	Depreciation

*	AUD	3,407,000	USD	2,820,703	12/19/2007	$(192,296)
*	BRL	860,000	USD	445,273	12/19/2007	(20,642)
*	CAD	2,603,000	USD	2,492,172	12/19/2007	(127,276)
	CHF	414,000	USD	348,069	10/19/2007	(8,052)
*	CHF	4,237,000	USD	3,573,379	12/19/2007	(86,684)
*	CNY	1,425,000	USD	195,869	6/18/2008	(2,439)
	COP	2,500,000	USD	1,147	10/19/2007	(86)
*	CZK	2,835,000	USD	141,338	12/19/2007	(6,026)
*	DKK	4,855,000	USD	894,014	12/19/2007	(36,215)
*	EUR	5,294,000	USD	7,295,904	12/19/2007	(264,303)
*	GBP	1,477,000	USD	2,985,841	12/19/2007	(30,695)
*	HUF	50,174,000	USD	267,792	12/19/2007	(15,999)
	IDR	222,560,000	USD	23,621	10/19/2007	(675)
*	INR	15,250,000	USD	376,378	10/19/2007	(6,214)
*	KRW	260,954,000	USD	279,494	12/18/2007	(6,526)
*	MXN	950,000	USD	85,368	12/19/2007	(1,035)
*	MYR	1,050,000	USD	307,231	12/19/2007	(2,605)
*	NOK	10,206,000	USD	1,785,926	12/19/2007	(105,882)
*	NZD	757,000	USD	528,682	12/19/2007	(40,618)
*	PHP	2,230,000	USD	47,648	12/19/2007	(1,812)
*	PLN	2,635,000	USD	950,158	12/19/2007	(47,779)
*	RUB	7,090,000	USD	276,980	12/19/2007	(6,772)
*	SGD	35,000	USD	23,136	12/19/2007	(563)
*	SEK	10,175,000	USD	1,511,752	12/19/2007	(70,847)
	TRY	129,022	USD	160,000	12/18/2007	(118)
	TRY	135,125	USD	181,000	12/19/2007	(10,919)
*	TWD	30,303	USD	1,000,000	10/19/2007	(390)
*	USD	2,766,960	JPY	314,334,000	12/19/2007	(3,934)

						$(1,097,402)

		Net Unrealized Appreciation (Depreciation)				$(365,480)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Yuan (Chinese) Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling	HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar	PHP — Philippine Peso PLN — Polish Zloty RUB — Russian Ruble SEK — Swedish Krona SGD — Singapore Dollar TRY — Turkish Lira TWD — Taiwan Dollar USD — United States Dollar ZAR — South African Rand

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2007 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward currency contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of any discount or premium.
Note 2. Repurchase Agreements: As of September 30, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.03%	$75,000
Government and Quality Bond	54.87	136,480,000
Growth and Income	0.08	205,000
Growth	3.92	9,750,000
Capital Appreciation	7.76	19,290,000
Natural Resources	11.78	29,305,000
Multi-Asset	1.44	3,585,000
Strategic Multi-Asset	1.50	3,720,000
As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
UBS Securities LLC, dated September 28, 2007, bearing interest at a rate of 3.95% per annum, with a principal amount of $248,750,000, a repurchase price of $248,831,880 and a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	9.25%	02/15/16	$151,893,000	$203,634,418
U.S. Treasury Notes	4.25%	08/15/14	50,000,000	49,948,399
Note 3. Federal Income Taxes: As of September 30, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Money Market	—	—	—	13,757,760
Government and Quality Bond	8,808,340	(12,802,618)	(3,994,278)	1,236,849,074
Asset Allocation	43,942,299	(6,974,607)	36,967,692	363,152,895
Growth and Income	2,563,109	(341,326)	2,221,783	14,916,099
Growth	104,715,449	(21,574,099)	83,141,350	753,221,696
Capital Appreciation	406,155,681	(21,927,591)	384,228,090	1,464,074,916
Natural Resources	269,907,885	(3,632,603)	266,275,282	260,803,525
Multi-Asset	4,099,355	(754,066)	3,345,289	43,730,324
Strategic Multi-Asset	4,881,176	(338,821)	4,542,355	36,342,684
Note 4. Other Information: The matter related to American International Group, Inc.’s (“AIG”) settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp (“SAAMCO”). The Order permits SAAMCo to continue to provide advisory services to the Trust. There has been no adverse impact on the Trust or the Trusts’ shareholders.

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semi-annual Reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date:	November 29, 2007

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	November 29, 2007